Portfolio of Investments September 30, 2025
NMAI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 140.5% (98.0% of Total Investments)
ASSET-BACKED SECURITIES - 0.5% (0.3% of Total Investments) –
$ 300,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1 .660% 02/20/28 $ 291,328
284,250 (a) Domino's Pizza Master Issuer LLC, Series 2018 1A 4 .328 07/25/48 283,503
306,000 Ford Credit Auto Owner Trust 2024-D, Series 2024 D 4 .610 08/15/29 309,578
250,000 (a) Hertz Vehicle Financing III LLC, Series 2023 3A 5 .940 02/25/28 254,671
244,536 (a),(b) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 219,938
118,690 (a) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 116,080
81,661 (a) OneMain Financial Issuance Trust 2022-2, Series 2022 2A 4 .890 10/14/34 81,743
125,000 (a) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4 .600 12/15/28 125,051
300,000 (a) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 304,904
279,504 (a) Sierra Timeshare 2024-3 Receivables Funding LLC, Series 2024
3A
4 .830 08/20/41 281,056
TOTAL ASSET-BACKED SECURITIES
(Cost $2,269,918) 2,267,852
SHARES DESCRIPTION VALUE
323255964 COMMON STOCKS - 68.0% (47.4% of Total Investments) 323255964
AUTOMOBILES & COMPONENTS - 0.3%
2,474 (c),(d) Tesla Inc 1,100,237
23,400 (d) Toyota Motor Corp 449,431
TOTAL AUTOMOBILES & COMPONENTS 1,549,668
BANKS - 7.7%
156,948 Banco Bilbao Vizcaya Argentaria SA 3,024,332
309,244 Banco Santander SA 3,245,305
22,321 Bank of America Corp 1,151,540
502,000 Bank Rakyat Indonesia Persero Tbk PT 117,660
453,393 Barclays PLC 2,332,852
5,200 Citigroup Inc 527,800
9,044 Commonwealth Bank of Australia 998,761
7,490 Fifth Third Bancorp 333,680
68,000 Grupo Financiero Banorte SAB de CV 684,994
18,530 HDFC Bank Ltd, ADR 632,985
81,581 ING Groep NV 2,138,708
190,820 Itau Unibanco Holding SA 1,400,787
24,907 JPMorgan Chase & Co 7,856,414
3,150 M&T Bank Corp 622,503
199,200 Mitsubishi UFJ Financial Group Inc 3,213,369
43,288 Nordea Bank Abp 712,684
2,906 (c) PNC Financial Services Group Inc/The 583,903
95,800 Sumitomo Mitsui Financial Group Inc 2,695,128
3,557 (d) UniCredit SpA 270,670
52,918 (c),(e) Wells Fargo & Co 4,435,587
TOTAL BANKS 36,979,662
CAPITAL GOODS - 7.8%
22,403 ABB Ltd 1,621,156
16,247 Airbus SE 3,794,094
3,646 (c),(d) Boeing Co/The 786,916
3,715 (c) Caterpillar Inc 1,772,612
10,485 Cie de Saint-Gobain SA 1,136,067
788 Deere & Co 360,321
3,084 Dover Corp 514,504
8,918 (c) Eaton Corp PLC 3,337,562
8,799 Emerson Electric Co 1,154,253
1,470 Ferrovial SE 84,437
131,400 (d) Hitachi Ltd 3,481,189
10,374 (c) Honeywell International Inc 2,183,727
3,550 Howmet Aerospace Inc 696,617
4,524 Masco Corp 318,444
88,100 Mitsubishi Electric Corp 2,262,737
1,735 Northrop Grumman Corp 1,057,170

Portfolio of Investments September 30, 2025
(continued)
NMAI

SHARES DESCRIPTION
CAPITAL GOODS (continued)
1,731 Parker-Hannifin Corp $ 1,312,358
1,689 (d) Rheinmetall AG 3,950,860
9,579 RTX Corp 1,602,854
9,241 Siemens AG 2,494,867
3,290 Trane Technologies PLC 1,388,248
883 United Rentals Inc 842,965
4,817 Vinci SA 669,428
2,700 Westinghouse Air Brake Technologies Corp 541,269
TOTAL CAPITAL GOODS 37,364,655
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,434 (d) Casella Waste Systems Inc, Class A 136,058
22,727 Cleanaway Waste Management Ltd 41,613
1,867 (c) GFL Environmental Inc 88,458
3,452 Republic Services Inc 792,165
5,400 Veralto Corp 575,694
1,067 Waste Connections Inc 187,579
2,917 Waste Management Inc 644,161
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,465,728
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
6,142 (c) Alibaba Group Holding Ltd, Sponsored ADR 1,097,760
31,148 (c),(d),(e) Amazon.com Inc 6,839,167
1 (b),(d) Belk Inc 8
5,923 Home Depot Inc/The 2,399,940
2,415 Lowe's Cos Inc 606,914
21,866 (d) O'Reilly Automotive Inc 2,357,373
8,839 TJX Cos Inc/The 1,277,589
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,578,751
CONSUMER DURABLES & APPAREL - 2.0%
8,376 Cie Financiere Richemont SA 1,607,910
2,432 Kering SA 814,957
2,731 LVMH Moet Hennessy Louis Vuitton SE 1,680,607
8,038 Moncler SpA 473,063
11,348 NIKE Inc, Class B 791,296
78 (d) NVR Inc 626,703
116,500 Sony Group Corp 3,348,991
TOTAL CONSUMER DURABLES & APPAREL 9,343,527
CONSUMER SERVICES - 0.8%
364,675 (d) 24 Hour Fitness Worldwide Inc 3,647
95 Booking Holdings Inc 512,931
17,332 (d) Crown Finance US Inc 373,002
3,535 Hilton Worldwide Holdings Inc 917,120
2,481 McDonald's Corp 753,951
15,198 Starbucks Corp 1,285,751
TOTAL CONSUMER SERVICES 3,846,402
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
825 Casey's General Stores Inc 466,389
3,175 (c) Costco Wholesale Corp 2,938,875
37,927 (c) Walmart Inc 3,908,757
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 7,314,021
ENERGY - 3.7%
39,573 BP PLC 227,214
4,273 Cheniere Energy Inc 1,004,070
7,292 Chevron Corp 1,132,375
17,569 ConocoPhillips 1,661,852
1,149 DT Midstream Inc 129,906
10,263 Enbridge Inc 517,871
14,477 Energy Transfer LP 248,425
4,408 (c) EOG Resources Inc 494,225
34,486 Exxon Mobil Corp 3,888,296
10,303 (c),(e) Kinder Morgan Inc 291,678
4,634 ONEOK Inc 338,143

SHARES DESCRIPTION
ENERGY (continued)
6,105 Pembina Pipeline Corp $ 246,841
8,158 (a) Reliance Insurance PLC, Sponsored GDR 497,638
3,430 (a) Reliance Insurance PLC, Sponsored GDR 209,519
78,048 Shell PLC 2,781,708
1,042 Targa Resources Corp 174,577
3,744 TC Energy Corp 203,570
9,468 TotalEnergies SE 576,683
7,368 (d) Transocean Ltd 22,988
10,235 (c) Valero Energy Corp 1,742,611
17,501 Williams Cos Inc/The 1,108,688
TOTAL ENERGY 17,498,878
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
3,076 American Tower Corp 591,576
2,855 Crown Castle Inc 275,479
629 Digital Realty Trust Inc 108,742
147,079 (d) NTT DC REIT 147,079
14,812 Prologis Inc 1,696,270
1,930 Simon Property Group Inc 362,203
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,181,349
FINANCIAL SERVICES - 3.0%
7,326 American Express Co 2,433,403
800 Ameriprise Financial Inc 393,000
3,383 (d) Ares Management Corp, Class A 540,908
2,350 (c),(d) Berkshire Hathaway Inc, Class B 1,181,439
627 Blackrock Inc 731,000
5,574 Charles Schwab Corp/The 532,150
950 (d) Corpay Inc 273,657
1,157 Goldman Sachs Group Inc/The 921,377
14,185 Infratil Ltd 101,667
3,868 Intercontinental Exchange Inc 651,681
5,210 KKR & Co Inc 677,040
3,823 Mastercard Inc, Class A 2,174,560
6,300 Nasdaq Inc 557,235
13,500 ORIX Corp 354,321
2,146 S&P Global Inc 1,044,480
3,700 SBI Holdings Inc 161,089
4,347 Visa Inc, Class A 1,483,978
TOTAL FINANCIAL SERVICES 14,212,985
FOOD, BEVERAGE & TOBACCO - 2.2%
36,717 (d) British American Tobacco PLC 1,952,877
26,044 Coca-Cola Co/The 1,727,238
7,005 Fomento Economico Mexicano SAB de CV, Sponsored ADR 690,903
6,362 Heineken NV 498,202
13,403 Mondelez International Inc, Class A 837,285
14,435 (d) Monster Beverage Corp 971,620
3,132 Nestle SA 287,628
2,521 PepsiCo Inc 354,049
19,410 Philip Morris International Inc 3,148,303
TOTAL FOOD, BEVERAGE & TOBACCO 10,468,105
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
12,281 Abbott Laboratories 1,644,917
21,938 (c),(d) Boston Scientific Corp 2,141,808
2,552 Cigna Group/The 735,614
2,799 Elevance Health Inc 904,413
2,367 EssilorLuxottica SA 771,059
1,231 HCA Healthcare Inc 524,652
12,280 (b),(d) Millennium Health LLC 1,117
11,534 (b),(d) Millennium Health LLC 115
4,421 (e) Stryker Corp 1,634,311
2,232 UnitedHealth Group Inc 770,710

Portfolio of Investments September 30, 2025
(continued)
NMAI

SHARES DESCRIPTION
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,125 (d) Veeva Systems Inc, Class A $ 633,059
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,761,775
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
11,000 Kenvue Inc 178,530
11,349 (c) Procter & Gamble Co/The 1,743,774
1,908 Reckitt Benckiser Group PLC 146,920
14,487 Unilever PLC 856,306
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,925,530
INSURANCE - 0.8%
7,708 American International Group Inc 605,386
1,851 Chubb Ltd 522,445
5,950 Marsh & McLennan Cos Inc 1,199,104
6,117 (c) MetLife Inc 503,857
116,500 (d) Sony Financial Group Inc 129,195
1,222 Zurich Insurance Group AG 873,465
TOTAL INSURANCE 3,833,452
MATERIALS - 4.0%
3,230 (d) Air Liquide SA 672,992
25,189 BHP Group Ltd 703,660
22,964 CRH PLC 2,753,384
12,903 DuPont de Nemours Inc 1,005,144
36,143 Freeport-McMoRan Inc 1,417,528
300,202 Glencore PLC 1,382,618
10,694 Heidelberg Materials AG 2,417,334
10,256 (c),(d) Linde PLC 4,871,599
1,050 Reliance Inc 294,872
73,660 (c) Smurfit WestRock PLC 3,135,706
32,300 Vale SA, Sponsored ADR 350,778
TOTAL MATERIALS 19,005,615
MEDIA & ENTERTAINMENT - 3.8%
13,810 (e) Alphabet Inc, Class A 3,357,211
12,440 Alphabet Inc, Class C 3,029,762
18,604 Comcast Corp, Class A 584,538
96 (d) Crown Finance US Inc 2,066
8,599 Meta Platforms Inc 6,314,934
725 (d) Netflix Inc 869,217
26,010 Nintendo Co Ltd 2,250,365
12,326 (c) Walt Disney Co/The 1,411,327
TOTAL MEDIA & ENTERTAINMENT 17,819,420
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
5,868 AbbVie Inc 1,358,677
14,030 AstraZeneca PLC 2,149,409
48,200 Daiichi Sankyo Co Ltd 1,084,509
5,433 Danaher Corp 1,077,147
3,205 Eli Lilly & Co 2,445,414
404,270 Haleon PLC 1,819,287
6,256 Johnson & Johnson 1,159,988
2,145 Lonza Group AG 1,434,229
2,247 Novartis AG 288,916
14,542 Novo Nordisk A/S, Class B 809,722
1,288 (d) Regeneron Pharmaceuticals Inc 724,204
2,741 Roche Holding AG 912,708
6,658 Sanofi SA, ADR 314,258
1,700 (d) United Therapeutics Corp 712,657
3,445 Zoetis Inc 504,072
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,795,197
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
23,200 Advantest Corp 2,295,471
1,991 Analog Devices Inc 489,189
2,739 Applied Materials Inc 560,783
1,407 ASML Holding NV 1,372,088

SHARES DESCRIPTION
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
4,217 (d) Bright Bidco BV $ 987
3,087 (d) Bright Bidco BV 722
24,049 Broadcom Inc 7,934,006
14,000 Intel Corp 469,700
9,849 Lam Research Corp 1,318,781
2,456 Micron Technology Inc 410,938
53,962 (c) NVIDIA Corp 10,068,229
1,665 NXP Semiconductors NV 379,170
17,819 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 4,976,669
1,408 Texas Instruments Inc 258,692
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 30,535,425
SOFTWARE & SERVICES - 4.4%
4,502 Accenture PLC, Class A 1,110,193
12,787 (d) Avaya Holdings Corp 133,202
2,498 (d) Avaya Inc 26,022
21,300 (d) Fujitsu Ltd 499,662
26,562 (c) Microsoft Corp 13,757,787
3,795 (d) NEXTDC Ltd 42,575
350 Oracle Corp 98,434
3,450 (d) Palo Alto Networks Inc 702,489
4,631 Salesforce Inc 1,097,547
2,310 SAP SE 618,543
2,295 (c),(d) ServiceNow Inc 2,112,043
1,000 (d) Synopsys Inc 493,390
TOTAL SOFTWARE & SERVICES 20,691,887
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
8,528 Amphenol Corp, Class A 1,055,340
38,468 (c),(e) Apple Inc 9,795,107
16,664 Cisco Systems Inc 1,140,151
312 (d) EJF SIDECAR FUND, SERIES LLC 3
1,984 Motorola Solutions Inc 907,263
4,136 (d) Riverbed Technology LLC/US 4
48,420 Samsung Electronics Co Ltd 2,902,794
2,930 TE Connectivity PLC 643,223
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,443,885
TELECOMMUNICATION SERVICES - 0.2%
5,003 (a) Cellnex Telecom SA 173,291
5,115 Infrastrutture Wireless Italiane SpA 60,109
125,119 Koninklijke KPN NV 600,513
1,387 T-Mobile US Inc 332,020
TOTAL TELECOMMUNICATION SERVICES 1,165,933
TRANSPORTATION - 1.5%
28,522 (a),(d) Aena SME SA 779,773
1,879 Aeroports de Paris SA 248,929
35,129 Atlas Arteria Ltd 114,078
54,789 Auckland International Airport Ltd 250,441
487 Canadian National Railway Co 45,925
4,520 CSX Corp 160,505
4,022 DSV A/S 803,478
899 FedEx Corp 211,993
470 Flughafen Zurich AG 143,909
2,959 (d) Fraport AG Frankfurt Airport Services Worldwide 256,078
12,510 Getlink SE 230,677
1,427 (c) Grupo Aeroportuario del Centro Norte SAB de CV, ADR 148,222
1,465 Grupo Aeroportuario del Pacifico SAB de CV, ADR 347,483
1,485 Grupo Aeroportuario del Sureste SAB de CV, ADR 480,145
14,243 International Container Terminal Services Inc 115,509
873 Norfolk Southern Corp 262,258
106,481 Qube Holdings Ltd 289,206
25,184 Rumo SA 75,567
13,137 (d) Tokyo Metro Co Ltd 150,567

Portfolio of Investments September 30, 2025
(continued)
NMAI

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
57,442 Transurban Group $ 524,092
5,777 Union Pacific Corp 1,365,510
TOTAL TRANSPORTATION 7,004,345
UTILITIES - 3.9%
10,154 (c) Alliant Energy Corp 684,481
5,218 (d) AltaGas Ltd 160,773
7,768 Ameren Corp 810,824
9,023 American Electric Power Co Inc 1,015,088
14,266 CenterPoint Energy Inc 553,521
864 CMS Energy Corp 63,297
458 Constellation Energy Corp 150,714
1,950 Dominion Energy Inc 119,282
6,028 Duke Energy Corp 745,965
36,550 E.ON SE 688,437
51,910 Enel SpA 491,927
5,305 Engie SA 114,039
9,882 Entergy Corp 920,904
5,705 Evergy Inc 433,694
481 Eversource Energy 34,218
105,398 Iberdrola SA 1,995,113
413 IDACORP Inc 54,578
58,446 National Grid PLC 839,791
1,051 National Grid PLC, Sponsored ADR 76,376
30,097 (c) NextEra Energy Inc 2,272,022
10,330 (e) NiSource Inc 447,289
1,337 NRG Energy Inc 216,527
11,308 PG&E Corp 170,525
8,410 (d) PPL Corp 312,516
3,666 Redeia Corp SA 70,782
29,959 RWE AG 1,332,537
26,976 Sembcorp Industries Ltd 126,037
6,849 Sempra 616,273
3,547 Severn Trent PLC 123,672
6,089 SSE PLC 142,822
5,283 Veolia Environnement SA 180,161
2,889 Vistra Corp 566,013
9,344 WEC Energy Group Inc 1,070,729
10,773 Xcel Energy Inc 868,842
TOTAL UTILITIES 18,469,769
TOTAL COMMON STOCKS
(Cost $246,469,130) 323,255,964
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
91654477 CORPORATE BONDS - 19.3% (13.5% of Total Investments) (f) 91654477
AUTOMOBILES & COMPONENTS - 0.3%
105,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750% 02/15/30 108,466
295,000 (g),(h) General Motors Financial Co Inc 5 .750 N/A 292,304
177,000 (g),(h) General Motors Financial Co Inc 5 .700 N/A 176,218
375,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 362,129
165,000 (a) Phinia Inc 6 .750 04/15/29 169,981
255,000 (a) Phinia Inc 6 .625 10/15/32 262,811
TOTAL AUTOMOBILES & COMPONENTS 1,371,909
BANKS - 2.7%
294,000 (g),(h) Bank of America Corp 6 .250 N/A 297,756
266,000 (g),(h) Bank of America Corp 6 .125 N/A 269,015
170,000 Bank of America Corp 5 .162 01/24/31 175,455
92,000 (g),(h) Bank of America Corp 4 .375 N/A 90,490
1,163,000 (g),(h) Bank of America Corp 6 .625 N/A 1,210,088
400,000 Citibank NA 4 .576 05/29/27 403,539
169,000 (g),(h) Citigroup Inc 6 .875 N/A 174,164
147,000 (g),(h) Citigroup Inc 6 .250 N/A 147,927

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
100,000 Citigroup Inc 4 .503% 09/11/31 $ 100,054
314,000 (g),(h) Citigroup Inc 7 .000 N/A 333,515
260,000 (g),(h) Citigroup Inc 7 .375 N/A 270,904
794,000 (c),(g),(h) Citigroup Inc 7 .625 N/A 833,586
378,000 (g),(h) Citigroup Inc 7 .125 N/A 390,520
85,000 Citigroup Inc 5 .174 09/11/36 85,863
125,000 (g),(h),(i) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .704 N/A 124,705
335,000 (g),(h) Citizens Financial Group Inc 4 .000 N/A 328,288
229,000 (g),(h),(i) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .296 N/A 228,310
242,000 (g),(h),(i) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .271 N/A 249,204
431,000 (g),(h) Huntington Bancshares Inc/OH 5 .625 N/A 435,709
268,000 (g),(h) Huntington Bancshares Inc/OH 6 .250 N/A 267,294
351,000 (g),(h) JPMorgan Chase & Co 6 .500 N/A 363,332
1,103,000 (c),(g),(h) JPMorgan Chase & Co 6 .875 N/A 1,161,741
270,000 (g),(h) M&T Bank Corp 5 .125 N/A 268,819
180,000 Morgan Stanley Bank NA 4 .952 01/14/28 181,774
850,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 862,693
253,000 (g),(h) PNC Financial Services Group Inc/The 3 .400 N/A 245,215
529,000 (g),(h) PNC Financial Services Group Inc/The 6 .250 N/A 542,807
325,000 (g),(h) PNC Financial Services Group Inc/The 6 .000 N/A 327,407
715,000 (g),(h) Truist Financial Corp 6 .669 N/A 718,248
152,000 (g),(h) Truist Financial Corp 5 .100 N/A 151,743
65,000 (h) Webster Financial Corp 5 .784 09/11/35 65,008
308,000 (g),(h) Wells Fargo & Co 3 .900 N/A 305,009
125,000 Wells Fargo & Co 5 .150 04/23/31 128,913
950,000 (c),(g),(h) Wells Fargo & Co 7 .625 N/A 1,016,899
497,000 (g),(h) Wells Fargo & Co 6 .850 N/A 522,292
TOTAL BANKS 13,278,286
CAPITAL GOODS - 0.9%
220,000 (a) AECOM 6 .000 08/01/33 224,926
93,000 (g),(h) Air Lease Corp 4 .125 N/A 89,886
241,000 (g),(h) Air Lease Corp 6 .000 N/A 233,816
300,000 (a) Alta Equipment Group Inc 9 .000 06/01/29 280,003
215,000 Boeing Co/The 5 .805 05/01/50 214,799
150,000 (a) Camelot Return Merger Sub Inc 8 .750 08/01/28 145,126
75,000 (a) Gates Corp/DE 6 .875 07/01/29 77,824
135,000 (a) Goat Holdco LLC 6 .750 02/01/32 138,375
315,000 (a) Herc Holdings Inc 7 .000 06/15/30 327,199
195,000 (a) Herc Holdings Inc 6 .625 06/15/29 200,363
50,000 Honeywell International Inc 5 .250 03/01/54 48,126
115,000 L3Harris Technologies Inc 5 .400 07/31/33 119,869
180,000 (a) Masterbrand Inc 7 .000 07/15/32 186,017
250,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 258,961
275,000 Regal Rexnord Corp 6 .050 04/15/28 284,469
120,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 121,606
375,000 (a) TransDigm Inc 6 .875 12/15/30 388,550
450,000 (a) TransDigm Inc 6 .375 03/01/29 460,079
300,000 (a) TransDigm Inc 6 .375 05/31/33 303,373
200,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 211,422
TOTAL CAPITAL GOODS 4,314,789
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
230,000 (a),(j) AMN Healthcare Inc 6 .500 01/15/31 230,711
240,000 (a) ASGN Inc 4 .625 05/15/28 235,588
75,000 (a) Boost Newco Borrower LLC 7 .500 01/15/31 79,567
105,000 (a),(j) Clean Harbors Inc 5 .750 10/15/33 105,917
200,000 (a) Neptune Bidco US Inc 9 .290 04/15/29 196,338
215,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 215,880
200,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 194,414
400,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 409,947
60,000 (a) Science Applications International Corp 5 .875 11/01/33 60,019
110,000 Verisk Analytics Inc 5 .250 03/15/35 112,138

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
120,000 Waste Management Inc 4 .950% 03/15/35 $ 121,798
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,962,317
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
240,000 (a) Academy Ltd 6 .000 11/15/27 239,863
225,000 (a) Bath & Body Works Inc 6 .625 10/01/30 230,017
310,000 Kohl's Corp 4 .625 05/01/31 244,729
240,000 (a) LCM Investments Holdings II LLC 4 .875 05/01/29 235,141
50,000 (a) Macy's Retail Holdings LLC 6 .125 03/15/32 50,048
525,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 483,215
300,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 250,500
80,000 O'Reilly Automotive Inc 4 .200 04/01/30 79,717
50,000 (a) Park River Holdings Inc 8 .000 03/15/31 50,634
270,000 (a) Queen MergerCo Inc 6 .750 04/30/32 279,557
300,000 (a) Staples Inc 10 .750 09/01/29 296,631
50,000 (a) Veritiv Operating Co 10 .500 11/30/30 53,661
150,000 (a) Wayfair LLC 7 .250 10/31/29 154,656
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,648,369
CONSUMER DURABLES & APPAREL - 0.3%
300,000 (a) CD&R Smokey Buyer Inc 9 .500 10/15/29 234,623
60,000 (a) Champ Acquisition Corp 8 .375 12/01/31 63,788
240,000 Newell Brands Inc 6 .625 09/15/29 241,370
360,000 (a) S&S Holdings LLC 8 .375 10/01/31 352,930
60,000 (a) TopBuild Corp 5 .625 01/31/34 59,782
345,000 (a) Wolverine World Wide Inc 4 .000 08/15/29 315,633
TOTAL CONSUMER DURABLES & APPAREL 1,268,126
CONSUMER SERVICES - 0.8%
225,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 221,616
360,000 (a) Carnival Corp 5 .875 06/15/31 368,907
155,000 (a) Carnival Corp 5 .750 08/01/32 157,740
460,000 (a) Churchill Downs Inc 5 .750 04/01/30 459,584
285,000 (a) Cinemark USA Inc 7 .000 08/01/32 296,216
345,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 328,350
120,000 (a) Life Time Inc 6 .000 11/15/31 121,916
150,000 (a) Light & Wonder International Inc 6 .250 10/01/33 150,255
240,000 (a) Marriott Ownership Resorts Inc 6 .500 10/01/33 238,902
185,000 MGM Resorts International 6 .125 09/15/29 188,293
100,000 (a) Muvico LLC 15 .000 02/19/29 108,446
60,000 (a) NCL Corp Ltd 5 .875 01/15/31 59,998
95,000 (a) NCL Corp Ltd 6 .250 09/15/33 95,492
450,000 Piedmont Operating Partnership LP 9 .250 07/20/28 499,677
150,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 152,822
150,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 152,322
TOTAL CONSUMER SERVICES 3,600,536
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
250,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 255,675
200,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .875 02/15/28 199,956
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 455,631
ENERGY - 2.1%
225,000 (a) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 224,002
250,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 256,446
195,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 195,270
325,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 331,652
240,000 (a) Buckeye Partners LP 6 .750 02/01/30 249,276
400,000 (a) Chord Energy Corp 6 .750 03/15/33 405,275
85,000 (a) Chord Energy Corp 6 .000 10/01/30 84,408
295,000 (a) Civitas Resources Inc 8 .750 07/01/31 302,231
165,000 (a) Civitas Resources Inc 8 .375 07/01/28 171,031

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
280,000 (a) CNX Resources Corp 7 .250% 03/01/32 $ 290,480
95,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 96,605
358,000 (g),(h) Energy Transfer LP 7 .125 N/A 369,920
49,000 (g),(h) Energy Transfer LP 6 .625 N/A 48,906
91,000 (g),(h) Energy Transfer LP 6 .500 N/A 91,339
95,000 (h) Energy Transfer LP 8 .000 05/15/54 101,519
273,000 (h) Energy Transfer LP 6 .750 02/15/56 272,508
150,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 156,443
160,000 (a) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 168,746
400,000 (a) Harvest Midstream I LP 7 .500 05/15/32 408,602
100,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 95,935
130,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 136,536
495,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 487,623
90,000 (a) Howard Midstream Energy Partners LLC 6 .625 01/15/34 91,762
345,000 (a) Kinetik Holdings LP 5 .875 06/15/30 347,007
150,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 155,650
75,000 (a) Kodiak Gas Services LLC 6 .750 10/01/35 77,007
50,000 (a) Kodiak Gas Services LLC 6 .500 10/01/33 50,909
220,000 (a) Matador Resources Co 6 .250 04/15/33 221,034
225,000 (a) Noble Finance II LLC 8 .000 04/15/30 232,888
120,000 ONEOK Inc 5 .050 11/01/34 118,342
400,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 394,928
150,000 (a) Rockies Express Pipeline LLC 6 .750 03/15/33 156,572
300,000 (a) Sunoco LP 6 .250 07/01/33 305,353
225,000 (a),(g),(h) Sunoco LP 7 .875 N/A 228,535
150,000 (a) Sunoco LP 5 .625 03/31/31 148,893
150,000 (a) Sunoco LP 5 .875 03/15/34 148,701
150,000 (a) Talos Production Inc 9 .000 02/01/29 155,104
110,000 Targa Resources Corp 5 .550 08/15/35 112,191
126,538 (a) Transocean Aquila Ltd 8 .000 09/30/28 130,161
85,000 (a),(j) Transocean International Ltd 7 .875 10/15/32 85,000
101,250 (a) Transocean International Ltd 8 .750 02/15/30 106,532
85,000 (a) Transocean Titan Financing Ltd 8 .375 02/01/28 87,091
60,000 (a) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 60,230
400,000 (a) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 412,530
750,000 (a),(c) Venture Global LNG Inc 7 .000 01/15/30 776,073
254,000 (a),(g),(h) Venture Global LNG Inc 9 .000 N/A 251,734
235,000 (a) Venture Global LNG Inc 8 .125 06/01/28 243,241
65,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 68,423
185,000 (a),(j) Weatherford International Ltd 6 .750 10/15/33 185,129
TOTAL ENERGY 10,295,773
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
220,000 GLP Capital LP / GLP Financing II Inc 5 .750 06/01/28 226,101
140,000 GLP Capital LP / GLP Financing II Inc 4 .000 01/15/30 135,580
250,000 Healthcare Realty Holdings LP 2 .400 03/15/30 225,978
400,000 (a) Iron Mountain Inc 7 .000 02/15/29 412,212
175,000 (a) Millrose Properties Inc 6 .375 08/01/30 177,973
120,000 (a) Millrose Properties Inc 6 .250 09/15/32 120,314
195,000 MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 188,902
105,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 111,569
250,000 (a) RLJ Lodging Trust LP 3 .750 07/01/26 247,478
350,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
4 .750 04/15/28 342,741
165,000 Ventas Realty LP 5 .000 01/15/35 165,076
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,353,924
FINANCIAL SERVICES - 2.6%
203,000 (g),(h) Ally Financial Inc 4 .700 N/A 187,087
144,600 (g),(h) Ally Financial Inc 4 .700 N/A 140,830
305,000 (a),(g),(h) American AgCredit Corp 5 .250 N/A 298,900
150,000 (a) Azorra Finance Ltd 7 .250 01/15/31 156,194

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
50,000 (a) Azorra Finance Ltd 7 .750% 04/15/30 $ 52,619
250,000 Block Inc 6 .500 05/15/32 258,752
200,000 (a) Burford Capital Global Finance LLC 7 .500 07/15/33 203,520
130,000 (g),(h) Capital One Financial Corp 5 .500 N/A 130,209
200,000 (g),(h) Capital One Financial Corp 3 .950 N/A 196,335
$ 307,000 (g),(h) Charles Schwab Corp/The 4 .000 N/A 303,547
407,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 375,999
70,000 (a) CrossCountry Intermediate HoldCo LLC 6 .500 10/01/30 70,258
250,000 (a) Encore Capital Group Inc 6 .625 04/15/31 249,272
450,000 (a) Encore Capital Group Inc 8 .500 05/15/30 477,876
285,000 (a) FirstCash Inc 6 .875 03/01/32 294,578
150,000 (a) Freedom Mortgage Holdings LLC 7 .875 04/01/33 154,527
330,000 (a) Freedom Mortgage Holdings LLC 8 .375 04/01/32 345,890
179,000 (g),(h) Goldman Sachs Group Inc/The 5 .300 N/A 178,853
505,000 (g),(h) Goldman Sachs Group Inc/The 6 .850 N/A 524,557
305,000 (g),(h) Goldman Sachs Group Inc/The 6 .125 N/A 309,548
543,000 (g),(h) Goldman Sachs Group Inc/The 7 .500 N/A 573,266
338,000 (g),(h) Goldman Sachs Group Inc/The 7 .500 N/A 358,723
90,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 93,946
294,000 (g),(h) Goldman Sachs Group Inc/The 7 .379 N/A 296,872
300,000 (a) Hunt Cos Inc 5 .250 04/15/29 292,484
500,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 491,472
300,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 301,325
400,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 405,424
415,000 JPMorgan Chase & Co 5 .572 04/22/36 437,420
435,000 JPMorgan Chase & Co 5 .103 04/22/31 449,407
370,000 Morgan Stanley 5 .664 04/17/36 390,372
600,000 Navient Corp 5 .500 03/15/29 588,185
115,000 OneMain Finance Corp 6 .125 05/15/30 116,459
690,000 (c) OneMain Finance Corp 6 .625 05/15/29 709,230
140,000 (a) Osaic Holdings Inc 6 .750 08/01/32 144,597
180,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 191,033
300,000 (a) PennyMac Financial Services Inc 7 .125 11/15/30 312,379
175,000 (a) Rocket Cos Inc 6 .125 08/01/30 179,606
60,000 (a) Starwood Property Trust Inc 6 .500 07/01/30 62,061
375,000 (a) Starwood Property Trust Inc 6 .000 04/15/30 380,700
177,000 (g),(h) State Street Corp 6 .700 N/A 184,095
240,000 (a) UWM Holdings LLC 6 .625 02/01/30 244,148
229,000 (g),(h) Voya Financial Inc 7 .758 N/A 243,265
165,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 168,737
240,000 (a) WEX Inc 6 .500 03/15/33 245,108
185,000 (a) Wynnton Funding Trust II 5 .991 08/15/55 189,894
TOTAL FINANCIAL SERVICES 12,959,559
FOOD, BEVERAGE & TOBACCO - 0.7%
180,000 Constellation Brands Inc 4 .800 05/01/30 182,554
345,000 (a) Darling Ingredients Inc 6 .000 06/15/30 348,299
50,000 Kraft Heinz Foods Co 5 .200 07/15/45 46,200
150,000 Kraft Heinz Foods Co 3 .875 05/15/27 149,331
80,000 Kraft Heinz Foods Co 5 .500 06/01/50 75,563
1,000,000 (a),(g),(h) Land O' Lakes Inc 8 .000 N/A 980,000
125,000 (a) Mars Inc 4 .600 03/01/28 126,529
110,000 (a) Mars Inc 5 .200 03/01/35 112,435
40,000 (a) Mars Inc 5 .650 05/01/45 40,577
195,000 (a) Mars Inc 5 .700 05/01/55 197,525
300,000 (a) Post Holdings Inc 6 .375 03/01/33 302,793
300,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 6 .250 04/01/29 299,752
390,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 390,084
TOTAL FOOD, BEVERAGE & TOBACCO 3,251,642
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
150,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 135,697
200,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 211,819
150,000 (a) CHS/Community Health Systems Inc 9 .750 01/15/34 153,675

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 120,000 CVS Health Corp 5 .050% 03/25/48 $ 106,769
142,000 (h) CVS Health Corp 6 .750 12/10/54 146,577
80,000 (h) CVS Health Corp 7 .000 03/10/55 83,979
75,000 CVS Health Corp 5 .450 09/15/35 76,320
285,000 (a) DaVita Inc 4 .625 06/01/30 273,141
300,000 (a) DaVita Inc 6 .875 09/01/32 309,911
270,000 (a) DaVita Inc 6 .750 07/15/33 278,423
85,000 (a) Global Medical Response Inc 7 .375 10/01/32 87,491
42,000 (a) Heartland Dental LLC / Heartland Dental Finance Corp 10 .500 04/30/28 44,255
180,000 (a) IQVIA Inc 6 .250 06/01/32 185,065
150,000 (a) LifePoint Health Inc 9 .875 08/15/30 162,441
80,000 (a) Molina Healthcare Inc 6 .250 01/15/33 80,889
250,000 (a) Mozart Debt Merger Sub Inc 3 .875 04/01/29 241,111
300,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 312,000
375,000 (a) Radiology Partners Inc 8 .500 07/15/32 388,064
50,000 (a) Star Parent Inc 9 .000 10/01/30 52,860
456,632 (a) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 493,162
195,000 (a) Team Health Holdings Inc 8 .375 06/30/28 199,193
250,000 Tenet Healthcare Corp 6 .125 10/01/28 250,145
150,000 UnitedHealth Group Inc 5 .050 04/15/53 137,443
130,000 UnitedHealth Group Inc 5 .500 07/15/44 130,245
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,540,675
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
50,000 Haleon US Capital LLC 3 .625 03/24/32 47,382
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 47,382
INSURANCE - 1.5%
400,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 411,874
500,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 511,216
475,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 467,114
214,000 (h) American National Group Inc 7 .000 12/01/55 220,544
50,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 52,181
393,000 (h) Assurant Inc 7 .000 03/27/48 402,846
244,000 (h) Corebridge Financial Inc 6 .375 09/15/54 250,441
235,000 (h) Enstar Finance LLC 5 .500 01/15/42 233,303
184,000 (a),(h) Enstar Group Ltd 7 .500 04/01/45 191,896
375,000 (a) HUB International Ltd 7 .250 06/15/30 391,089
207,000 (h) MetLife Inc 6 .350 03/15/55 219,930
354,000 (a),(h) MetLife Inc 9 .250 04/08/38 424,861
459,000 (a) Omnis Funding Trust 6 .722 05/15/55 495,099
600,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 624,071
125,000 (a) Pine Street Trust III 6 .223 05/15/54 128,772
360,000 (h) Provident Financing Trust I 7 .405 03/15/38 391,483
150,000 (h) Prudential Financial Inc 6 .500 03/15/54 160,515
210,000 (h) Prudential Financial Inc 5 .125 03/01/52 210,761
150,000 Reinsurance Group of America Inc 5 .750 09/15/34 156,822
150,000 (a) Ryan Specialty LLC 5 .875 08/01/32 151,678
600,000 (a),(c),(g),(h) SBL Holdings Inc 9 .508 N/A 623,986
575,000 (a),(g),(h) SBL Holdings Inc 6 .500 N/A 559,241
TOTAL INSURANCE 7,279,723
MATERIALS - 0.5%
125,000 Amcor Group Finance PLC 5 .450 05/23/29 129,148
250,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 264,699
350,000 (a) Avient Corp 6 .250 11/01/31 355,434
75,000 Ball Corp 6 .000 06/15/29 76,773
200,000 (a) Compass Minerals International Inc 8 .000 07/01/30 209,035
300,000 (a) EverArc Escrow Sarl 5 .000 10/30/29 293,627
50,000 International Flavors & Fragrances Inc 5 .000 09/26/48 43,949
80,000 (a) Methanex US Operations Inc 6 .250 03/15/32 81,397
350,000 (a) Olin Corp 6 .625 04/01/33 351,806
60,000 (a) Owens-Brockway Glass Container Inc 7 .250 05/15/31 61,079

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
MATERIALS (continued)
$ 170,000 (a) Qnity Electronics Inc 5 .750% 08/15/32 $ 171,297
55,000 (a) Qnity Electronics Inc 6 .250 08/15/33 56,165
150,000 (a) Sealed Air Corp 6 .500 07/15/32 155,356
50,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 50,165
100,000 (a) WR Grace Holdings LLC 6 .625 08/15/32 98,878
TOTAL MATERIALS 2,398,808
MEDIA & ENTERTAINMENT - 1.2%
195,000 (a) Arches Buyer Inc 4 .250 06/01/28 191,089
200,000 CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 05/01/32 182,013
575,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 543,038
855,000 (a),(c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 787,652
90,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 95,915
80,000 Comcast Corp 5 .350 05/15/53 75,015
87,000 (a) CSC Holdings LLC 5 .500 04/15/27 82,574
105,000 (a) Directv Financing LLC 8 .875 02/01/30 103,711
360,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 359,596
225,000 (a) DISH Network Corp 11 .750 11/15/27 238,108
152,000 (a),(g),(h) Farm Credit Bank of Texas 7 .750 N/A 158,977
260,000 (a) Gray Media Inc 7 .250 08/15/33 257,648
200,000 (a) Gray Media Inc 4 .750 10/15/30 153,250
200,000 (a) Gray Media Inc 10 .500 07/15/29 216,250
69,000 (a) McGraw-Hill Education Inc 5 .750 08/01/28 68,959
225,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 233,764
250,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 5 .000 08/15/27 248,744
165,000 (a) Scripps Escrow II Inc 3 .875 01/15/29 145,362
150,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 135,942
40,000 (a) Univision Communications Inc 9 .375 08/01/32 42,627
225,000 (a) Univision Communications Inc 4 .500 05/01/29 212,226
300,000 (a) Univision Communications Inc 8 .500 07/31/31 309,793
150,000 Warnermedia Holdings Inc 5 .141 03/15/52 111,750
225,000 Warnermedia Holdings Inc 5 .050 03/15/42 179,622
150,000 Warnermedia Holdings Inc 4 .279 03/15/32 137,438
240,000 (a) Ziff Davis Inc 4 .625 10/15/30 226,197
TOTAL MEDIA & ENTERTAINMENT 5,497,260
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
200,000 (a) 1261229 BC Ltd 10 .000 04/15/32 205,010
65,000 AbbVie Inc 4 .950 03/15/31 67,186
70,000 Amgen Inc 5 .650 03/02/53 69,821
300,000 (a) Bausch Health Cos Inc 4 .875 06/01/28 268,500
410,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 379,825
250,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 219,012
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,209,354
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
330,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 333,961
295,000 Kennedy-Wilson Inc 5 .000 03/01/31 274,413
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 608,374
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
295,000 Broadcom Corp 4 .200 10/15/30 294,497
100,000 Broadcom Inc 5 .200 07/15/35 103,060
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 397,557
SOFTWARE & SERVICES - 0.2%
450,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 450,099
25,000 (a) Amentum Escrow Corp 7 .250 08/01/32 25,959
165,000 (a) Fair Isaac Corp 6 .000 05/15/33 167,053
110,000 Oracle Corp 5 .200 09/26/35 110,606
135,000 Oracle Corp 5 .875 09/26/45 135,367
TOTAL SOFTWARE & SERVICES 889,084

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$ 40,000 Apple Inc 2 .650% 05/11/50 $ 25,629
300,000 (a) Imola Merger Corp 4 .750 05/15/29 291,787
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 317,416
TELECOMMUNICATION SERVICES - 0.5%
60,000 AT&T Inc 3 .650 06/01/51 43,388
120,000 AT&T Inc 3 .500 09/15/53 83,004
270,000 AT&T Inc 3 .800 12/01/57 192,523
90,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 92,786
104,000 EchoStar Corp 10 .750 11/30/29 114,418
375,000 (a) Frontier Communications Holdings LLC 5 .875 10/15/27 374,773
275,000 (a) Level 3 Financing Inc 4 .875 06/15/29 258,528
300,000 (a) Level 3 Financing Inc 6 .875 06/30/33 305,754
75,000 T-Mobile US Inc 5 .125 05/15/32 77,187
80,000 T-Mobile US Inc 5 .300 05/15/35 81,935
410,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 424,708
95,000 (a),(j) Windstream Services LLC 7 .500 10/15/33 94,974
197,620 (a) Zayo Group Holdings Inc 9 .250 03/09/30 189,221
TOTAL TELECOMMUNICATION SERVICES 2,333,199
TRANSPORTATION - 0.2%
180,000 (a) Air Transport Services Group Inc 7 .250 03/15/32 189,546
295,000 (a) American Airlines Inc 7 .250 02/15/28 302,214
195,000 (a) Genesee & Wyoming Inc 6 .250 04/15/32 198,148
250,000 (a) United Airlines Inc 4 .375 04/15/26 249,616
TOTAL TRANSPORTATION 939,524
UTILITIES - 1.6%
100,000 AEP Transmission Co LLC 5 .400 03/15/53 99,173
143,000 (h) AES Corp/The 7 .600 01/15/55 148,127
192,000 (h) AES Corp/The 6 .950 07/15/55 188,424
105,000 Atmos Energy Corp 5 .200 08/15/35 107,493
192,000 (h) CMS Energy Corp 6 .500 06/01/55 198,787
115,000 (h) Dominion Energy Inc 7 .000 06/01/54 124,693
85,000 DTE Electric Co 5 .200 03/01/34 87,972
145,000 Duke Energy Carolinas LLC 5 .350 01/15/53 142,216
125,000 Duke Energy Carolinas LLC 4 .250 12/15/41 110,410
300,000 Duke Energy Carolinas Nc Storm Funding II LLC 0 .000 07/01/35 298,983
101,000 (h) Duke Energy Corp 6 .450 09/01/54 106,684
150,000 (g),(h) Edison International 5 .375 N/A 145,630
103,000 (g),(h) Edison International 5 .000 N/A 97,591
139,000 (h) Edison International 8 .125 06/15/53 142,059
314,000 (h) Entergy Corp 7 .125 12/01/54 328,098
193,000 (h) EUSHI Finance Inc 7 .625 12/15/54 202,343
550,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 511,853
70,000 Florida Power & Light Co 5 .700 03/15/55 72,559
165,000 Interstate Power and Light Co 5 .600 06/29/35 171,425
262,000 (h) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 281,580
155,000 Northern States Power Co/MN 5 .050 05/15/35 158,086
150,000 (a) NRG Energy Inc 5 .750 01/15/34 149,847
225,000 (a) NRG Energy Inc 6 .000 02/01/33 228,503
180,000 (a) NRG Energy Inc 6 .250 11/01/34 184,516
484,000 PG&E Corp 5 .000 07/01/28 479,520
128,000 (h) PG&E Corp 7 .375 03/15/55 131,501
50,000 PG&E Corp 5 .250 07/01/30 49,307
269,000 (h) Sempra 6 .550 04/01/55 274,881
121,000 (h) Sempra 6 .375 04/01/56 124,176
195,000 Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .875 03/01/27 194,440
585,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 621,001
390,000 (a) TerraForm Power Operating LLC 5 .000 01/31/28 387,185
217,000 (a),(g),(h) Vistra Corp 8 .875 N/A 238,406
185,000 (a),(g),(h) Vistra Corp 8 .000 N/A 189,229
255,000 (a) Vistra Operations Co LLC 7 .750 10/15/31 269,839
60,000 (a) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 62,880

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 120,000 (a) XPLR Infrastructure Operating Partners LP 8 .625% 03/15/33 $ 125,843
TOTAL UTILITIES 7,435,260
TOTAL CORPORATE BONDS
(Cost $90,258,583) 91,654,477
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
69333176
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 14.6% (10.2% of
Total Investments) 69333176
ANGOLA - 0.0%
200,000 (a) Angolan Government International Bond 8 .750 04/14/32 190,745
TOTAL ANGOLA 190,745
ARGENTINA - 0.2%
140,000 (a) Arcor SAIC 7 .600 07/31/33 138,250
100,000 Argentine Republic Government International Bond 0 .750 07/09/30 67,150
475,000 Argentine Republic Government International Bond 4 .125 07/09/35 246,762
200,000 Argentine Republic Government International Bond 5 .000 01/09/38 112,300
298,480 (a) Provincia de Buenos Aires/Government Bonds 6 .625 09/01/37 173,865
250,000 (a) YPF SA 8 .250 01/17/34 240,719
TOTAL ARGENTINA 979,046
AUSTRALIA - 0.2%
200,000 AngloGold Ashanti Holdings PLC 3 .750 10/01/30 190,807
255,000 (a) Mineral Resources Ltd 8 .000 11/01/27 259,920
285,000 (a) Mineral Resources Ltd 9 .250 10/01/28 298,625
35,000 (a),(j) Mineral Resources Ltd 7 .000 04/01/31 35,453
TOTAL AUSTRALIA 784,805
BARBADOS - 0.0%
150,000 (a) Barbados Government International Bond 8 .000 06/26/35 155,973
TOTAL BARBADOS 155,973
BELGIUM - 0.0%
64,000
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
Inc 4 .900 02/01/46 59,957
TOTAL BELGIUM 59,957
BENIN - 0.0%
EUR 190,000 (a) Benin Government International Bond 4 .950 01/22/35 204,523
TOTAL BENIN 204,523
BRAZIL - 0.6%
150,000 (a) Banco Bradesco SA/Cayman Islands 6 .500 01/22/30 158,250
BRL 285,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 51,281
BRL 1,575,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 259,124
340,000 Brazilian Government International Bond 6 .000 10/20/33 348,160
200,000 Brazilian Government International Bond 7 .250 01/12/56 202,270
200,000 (a) Caixa Economica Federal 5 .625 05/13/30 202,730
200,000 (a) Klabin Austria GmbH 5 .750 04/03/29 203,367
200,000 (a) LD Celulose International GmbH 7 .950 01/26/32 211,452
200,000 (a) Minerva Luxembourg SA 8 .875 09/13/33 219,624
145,000 Petrobras Global Finance BV 6 .750 06/03/50 137,272
115,000 Petrobras Global Finance BV 5 .500 06/10/51 94,662
200,000 (a) Raizen Fuels Finance SA 5 .700 01/17/35 184,220
200,000 (a) Rede D'or Finance Sarl 6 .450 09/09/35 205,500
TOTAL BRAZIL 2,477,912
CANADA - 1.5%
75,000 (a) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 70,682
150,000 (a) Air Canada 3 .875 08/15/26 148,639
120,000 (a) AltaGas Ltd 7 .200 10/15/54 124,130
200,000 Bank of Montreal 7 .700 05/26/84 211,942
314,000 Bank of Montreal 7 .300 11/26/84 333,209
274,000 Bank of Montreal 6 .875 11/26/85 278,859
200,000 Bank of Nova Scotia/The 8 .000 01/27/84 214,637
200,000 (j) Bank of Nova Scotia/The 6 .875 10/27/85 199,404
345,000 (a) Baytex Energy Corp 7 .375 03/15/32 337,792

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA
$ 278,000 Bell Telephone Co of Canada or Bell Canada 7 .000% 09/15/55 $ 290,539
285,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 289,014
200,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 205,379
293,000 Emera Inc 6 .750 06/15/76 294,502
688,000 Enbridge Inc 8 .500 01/15/84 786,875
175,000 Enbridge Inc 5 .500 07/15/77 174,103
305,000 Enbridge Inc 7 .625 01/15/83 330,533
270,000 (a) New Flyer Holdings Inc 9 .250 07/01/30 288,999
150,000 (a) Open Text Corp 3 .875 12/01/29 141,788
75,000 (a) Open Text Holdings Inc 4 .125 12/01/31 69,360
177,000 Rogers Communications Inc 7 .125 04/15/55 187,649
242,000 Royal Bank of Canada 6 .750 08/24/85 249,622
144,000 South Bow Corp 7 .500 03/01/55 152,908
250,000 (a) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 241,204
152,000 TELUS Corp 7 .000 10/15/55 160,271
425,000 Toronto-Dominion Bank/The 6 .350 10/31/85 426,063
200,000 Toronto-Dominion Bank/The 8 .125 10/31/82 211,386
75,000 Transcanada Trust 5 .875 08/15/76 75,045
219,000 Transcanada Trust 5 .600 03/07/82 217,007
TOTAL CANADA 6,711,541
CHILE - 0.4%
400,000 (a) AES Andes SA 8 .150 06/10/55 422,951
196,897 (a) Alfa Desarrollo SpA 2021 1 4 .550 09/27/51 157,599
200,000 (a),(k) Banco de Credito e Inversiones SA 8 .750 08/08/74 216,500
200,000 (a),(k) Banco del Estado de Chile 7 .950 11/02/73 213,362
CLP 140,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 5 .000 10/01/28 145,462
CLP 45,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 48,091
200,000 (a) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 208,700
EUR 50,000 Chile Government International Bond 3 .800 07/01/35 58,690
175,000 (a) Cia Cervecerias Unidas SA 3 .350 01/19/32 157,649
200,000 (a) Corp Nacional del Cobre de Chile 6 .440 01/26/36 216,173
200,000 (a) Empresa Nacional del Petroleo 6 .150 05/10/33 212,028
TOTAL CHILE 2,057,205
CHINA - 0.0%
200,000 (a) Lenovo Group Ltd 3 .421 11/02/30 189,882
TOTAL CHINA 189,882
COLOMBIA - 0.4%
200,000 (a),(k) Banco Davivienda SA 8 .125 07/02/35 207,308
200,000 (k) Bancolombia SA 8 .625 12/24/34 215,972
EUR 100,000 Colombia Government International Bond 5 .000 09/19/32 115,939
350,000 Colombia Government International Bond 3 .125 04/15/31 303,608
200,000 Colombia Government International Bond 8 .000 11/14/35 214,600
COP 725,000,000 Colombian TES 7 .750 09/18/30 163,492
200,000 Ecopetrol SA 4 .625 11/02/31 179,385
200,000 Ecopetrol SA 5 .875 11/02/51 148,153
200,000 (a) Grupo Aval Ltd 4 .375 02/04/30 189,885
TOTAL COLOMBIA 1,738,342
COTE D'IVOIRE - 0.1%
395,000 Ivory Coast Government International Bond, Reg S 6 .125 06/15/33 378,699
TOTAL COTE D'IVOIRE 378,699
CZECH REPUBLIC - 0.0%
CZK 2,150,000 Czech Republic Government Bond 1 .750 06/23/32 88,565
CZK 1,200,000 Czech Republic Government Bond, Reg S 0 .950 05/15/30 50,488
TOTAL CZECH REPUBLIC 139,053
DOMINICAN REPUBLIC - 0.1%
200,000 (a) Aeropuertos Dominicanos Siglo XXI SA 7 .000 06/30/34 210,000
125,000 Dominican Republic International Bond, Reg S 7 .450 04/30/44 137,031
150,000 (a) Dominican Republic International Bond 7 .050 02/03/31 161,633
DOP 3,100,000 (a) Dominican Republic International Bond 13 .000 06/10/34 58,649
TOTAL DOMINICAN REPUBLIC 567,313

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ECUADOR - 0.0%
$ 260,000 (a) Ecuador Government International Bond 1 .000% 07/31/35 $ 193,700
TOTAL ECUADOR 193,700
EGYPT - 0.2%
220,000 (a) Egypt Government International Bond 7 .300 09/30/33 207,936
200,000 (a) Egypt Government International Bond 7 .600 03/01/29 206,587
205,000 (a) Egypt Government International Bond 8 .875 05/29/50 184,654
225,000 (a) Egypt Government International Bond 8 .500 01/31/47 198,214
TOTAL EGYPT 797,391
EL SALVADOR - 0.1%
200,000 (a) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 209,080
150,000 (a) El Salvador Government International Bond 0 .250 04/17/30 3,579
150,000 (a) El Salvador Government International Bond 9 .650 11/21/54 162,000
TOTAL EL SALVADOR 374,659
FINLAND - 0.1%
400,000 (a),(k) Nordea Bank Abp 6 .750 11/10/73 405,798
TOTAL FINLAND 405,798
FRANCE - 1.2%
502,000 (a),(k) BNP Paribas SA 7 .750 02/16/71 531,564
200,000 (a),(k) BNP Paribas SA 9 .250 05/17/74 214,868
610,000 (a),(k) BNP Paribas SA 8 .500 02/14/74 651,695
625,000 (a),(k) BNP Paribas SA 8 .000 08/22/74 673,126
409,000 (a),(k) BNP Paribas SA 7 .375 03/10/74 427,735
200,000 (a),(k) BNP Paribas SA 7 .450 12/27/73 208,749
507,000 (a),(k) Credit Agricole SA 6 .700 12/23/73 508,982
403,000 (a),(k) Credit Agricole SA 7 .125 12/23/73 411,542
525,000 (a) Maya SAS/Paris France 8 .500 04/15/31 563,059
454,000 (a),(k) Societe Generale SA 9 .375 05/22/74 486,810
205,000 (a),(k) Societe Generale SA 8 .500 09/25/74 221,647
495,000 (a),(k) Societe Generale SA 10 .000 05/14/74 548,312
TOTAL FRANCE 5,448,089
GERMANY - 0.4%
600,000 (k) Deutsche Bank AG, Reg S 8 .130 04/30/73 635,992
480,000 (a) IHO Verwaltungs GmbH 8 .000 11/15/32 503,733
100,000 (a) Merck KGaA 4 .125 08/15/28 100,035
450,000 ZF North America Capital Inc 6 .750 04/23/30 439,146
150,000 (a) ZF North America Capital Inc 7 .500 03/24/31 148,979
TOTAL GERMANY 1,827,885
GHANA - 0.1%
118,280 (a) Ghana Government International Bond 5 .000 07/03/29 115,005
367,320 (a) Ghana Government International Bond 5 .000 07/03/35 309,130
200,000 (a) Kosmos Energy Ltd 7 .500 03/01/28 174,768
TOTAL GHANA 598,903
GUATEMALA - 0.2%
200,000 (a) CT Trust 5 .125 02/03/32 190,470
200,000 (a) Guatemala Government Bond 3 .700 10/07/33 177,300
200,000 (a) Guatemala Government Bond 6 .250 08/15/36 206,436
180,000 (a) Millicom International Cellular SA 2029 2029 6 .250 03/25/29 181,634
TOTAL GUATEMALA 755,840
HUNGARY - 0.2%
HUF 50,000,000 Hungary Government Bond 4 .500 03/23/28 144,132
210,000 (a) Hungary Government International Bond 5 .500 03/26/36 211,553
200,000 (a) Hungary Government International Bond 5 .375 09/26/30 205,743
200,000 (a) Magyar Export-Import Bank Zrt 6 .125 12/04/27 206,805
TOTAL HUNGARY 768,233
INDIA - 0.2%
200,000 (a) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 178,034
200,000 (a) Indian Railway Finance Corp Ltd 3 .570 01/21/32 189,863
200,000 (a) IRB Infrastructure Developers Ltd 7 .110 03/11/32 207,688
200,000 (a) Muthoot Finance Ltd 6 .375 04/23/29 202,660

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIA
$ 200,000
(a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries 4 .500% 07/14/28 $ 193,152
TOTAL INDIA 971,397
INDONESIA - 0.2%
200,000 (a) Indika Energy Tbk PT 8 .750 05/07/29 200,444
IDR 2,702,000,000 Indonesia Treasury Bond 7 .000 09/15/30 171,039
IDR 1,110,000,000 Indonesia Treasury Bond 6 .625 02/15/34 67,748
200,000 (a) Medco Maple Tree Pte Ltd 8 .960 04/27/29 208,534
200,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Reg S 5 .250 05/15/47 183,362
335,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Reg S 3 .875 07/17/29 327,662
TOTAL INDONESIA 1,158,789
IRAQ - 0.0%
125,000 (a) Iraq International Bond 5 .800 01/15/28 124,229
TOTAL IRAQ 124,229
IRELAND - 0.2%
636,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 665,699
450,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 464,238
TOTAL IRELAND 1,129,937
ISRAEL - 0.1%
200,000 (a),(k) Bank Hapoalim BM, Reg S 3 .255 01/21/32 195,016
200,000 (a) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 197,058
TOTAL ISRAEL 392,074
ITALY - 0.0%
200,000 (a) Efesto Bidco SpA Efesto US LLC 7 .500 02/15/32 203,520
TOTAL ITALY 203,520
JAMAICA - 0.1%
150,000 (a) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 154,227
225,000 (a) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 230,063
TOTAL JAMAICA 384,290
JAPAN - 0.0%
200,000 (k) Nomura Holdings Inc 7 .000 01/15/74 207,019
TOTAL JAPAN 207,019
JORDAN - 0.0%
200,000 (a) Jordan Government International Bond 5 .850 07/07/30 199,184
TOTAL JORDAN 199,184
KAZAKHSTAN - 0.1%
200,000 (a) Baiterek National Managing Holding JSC 5 .450 05/08/28 203,838
200,000 (a) Development Bank of Kazakhstan JSC 5 .500 04/15/27 202,704
200,000 (a) KazMunayGas National Co JSC 3 .500 04/14/33 180,262
TOTAL KAZAKHSTAN 586,804
KENYA - 0.0%
200,000 (a) Republic of Kenya Government International Bond 7 .250 02/28/28 205,201
TOTAL KENYA 205,201
LUXEMBOURG - 0.1%
300,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 310,290
TOTAL LUXEMBOURG 310,290
MACAU - 0.0%
200,000 (a) MGM China Holdings Ltd 7 .125 06/26/31 210,997
TOTAL MACAU 210,997
MALAYSIA - 0.1%
MYR 200,000 Malaysia Government Bond 4 .762 04/07/37 52,593
MYR 400,000 Malaysia Government Bond 4 .254 05/31/35 100,834
240,000 (a) Petronas Capital Ltd 5 .340 04/03/35 250,329
205,000 (a) Petronas Capital Ltd 3 .404 04/28/61 141,373
TOTAL MALAYSIA 545,129

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO - 1.1%
$ 300,000 (a),(k) Banco Mercantil del Norte SA/Grand Cayman 7 .625% 10/06/73 $ 307,782
509,800 (a),(k) Banco Mercantil del Norte SA/Grand Cayman 8 .750 02/20/73 544,815
200,000 (a),(k) Banco Mercantil del Norte SA/Grand Cayman 8 .375 02/20/74 210,590
200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 194,910
200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 5 .875 05/07/30 207,142
178,049 (a) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 176,439
298,000 (a) Cemex SAB de CV 7 .200 09/10/74 311,559
200,000 (a) Comision Federal de Electricidad 6 .125 06/16/45 189,415
200,000 (a) Corp Inmobiliaria Vesta SAB de CV 5 .500 01/30/33 202,100
198,101
(a) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple 7 .250 01/31/41 211,503
200,000 (a) Gruma SAB de CV 5 .761 12/09/54 198,783
200,000 (a) Grupo Aeromexico SAB de CV 8 .625 11/15/31 199,730
MXN 5,610,000 Mexican Bonos 8 .500 11/18/38 294,228
MXN 1,000,000 Mexican Bonos 7 .750 05/29/31 53,206
200,000 Mexico Government International Bond 4 .280 08/14/41 161,950
250,000 Mexico Government International Bond 6 .400 05/07/54 244,003
250,000 Mexico Government International Bond 5 .625 09/22/35 248,765
200,000 (a) Nemak SAB de CV 3 .625 06/28/31 174,844
200,000 Petroleos Mexicanos 6 .750 09/21/47 165,061
275,000 Petroleos Mexicanos 6 .840 01/23/30 279,718
245,000 Petroleos Mexicanos 5 .950 01/28/31 237,309
200,000 Petroleos Mexicanos 6 .950 01/28/60 164,502
TOTAL MEXICO 4,978,354
MOROCCO - 0.1%
200,000 (a) Morocco Government International Bond 5 .500 12/11/42 191,387
200,000 (a) OCP SA 5 .125 06/23/51 167,000
TOTAL MOROCCO 358,387
NETHERLANDS - 0.4%
234,000 (k) ING Groep NV 5 .750 11/16/73 234,379
565,000 (k) ING Groep NV 7 .000 11/16/73 582,557
526,000 (k) ING Groep NV, Reg S 7 .500 05/16/72 546,588
450,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 428,693
310,000 (a) VZ Secured Financing BV 5 .000 01/15/32 280,463
TOTAL NETHERLANDS 2,072,680
NIGERIA - 0.1%
200,000 (a) IHS Holding Ltd 7 .875 05/29/30 206,664
275,000 (a) Nigeria Government International Bond 10 .375 12/09/34 305,362
TOTAL NIGERIA 512,026
PANAMA - 0.2%
200,000 (a) Aeropuerto Internacional de Tocumen SA 5 .125 08/11/61 158,800
200,000 (a) Empresa de Transmision Electrica SA 5 .125 05/02/49 152,282
300,000 Panama Government International Bond 4 .500 04/01/56 219,015
200,000 Panama Government International Bond 8 .000 03/01/38 227,620
162,222 (a) UEP Penonome II SA 2020 1 6 .500 10/01/38 144,804
TOTAL PANAMA 902,521
PARAGUAY - 0.0%
200,000 (a) Paraguay Government International Bond 6 .000 02/09/36 211,880
TOTAL PARAGUAY 211,880
PERU - 0.1%
200,000 (a) Banco Internacional del Peru SAA Interbank 6 .397 04/30/35 206,400
200,000 (a) Niagara Energy SAC 5 .746 10/03/34 205,937
PEN 250,000 (a) Peruvian Government International Bond 5 .400 08/12/34 69,686
150,000 Peruvian Government International Bond 3 .000 01/15/34 130,125
TOTAL PERU 612,148
PHILIPPINES - 0.0%
200,000 Philippine Government International Bond 4 .200 03/29/47 170,661
TOTAL PHILIPPINES 170,661

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
POLAND - 0.2%
$ 200,000 (a) Bank Gospodarstwa Krajowego 5 .375% 05/22/33 $ 206,412
PLN 525,000 Republic of Poland Government Bond 2 .750 10/25/29 134,407
PLN 375,000 Republic of Poland Government Bond 6 .000 10/25/33 108,091
PLN 550,000 Republic of Poland Government Bond 5 .000 10/25/34 147,289
90,000 Republic of Poland Government International Bond 5 .500 04/04/53 87,152
100,000 Republic of Poland Government International Bond 5 .375 02/12/35 103,757
TOTAL POLAND 787,108
REPUBLIC OF SERBIA - 0.0%
200,000 (a) Serbia International Bond 6 .500 09/26/33 216,964
TOTAL REPUBLIC OF SERBIA 216,964
ROMANIA - 0.1%
RON 320,000 Romania Government Bond 4 .150 01/26/28 69,154
EUR 185,000 (a) Romanian Government International Bond 5 .250 05/30/32 217,094
102,000 (a) Romanian Government International Bond 5 .875 01/30/29 104,803
110,000 (a) Romanian Government International Bond 5 .750 03/24/35 105,922
TOTAL ROMANIA 496,973
RWANDA - 0.1%
300,000 (a) Rwanda International Government Bond 5 .500 08/09/31 269,041
TOTAL RWANDA 269,041
SAUDI ARABIA - 0.2%
200,000 (a) EIG Pearl Holdings Sarl 4 .387 11/30/46 165,005
200,000 Saudi Arabian Oil Co, Reg S 4 .250 04/16/39 181,587
385,000 Saudi Government International Bond, Reg S 3 .750 01/21/55 277,591
200,000 (a) Saudi Government International Bond 5 .625 01/13/35 213,069
TOTAL SAUDI ARABIA 837,252
SENEGAL - 0.1%
215,000 Senegal Government International Bond, Reg S 6 .750 03/13/48 133,546
200,000 (a) Senegal Government International Bond 6 .750 03/13/48 124,228
TOTAL SENEGAL 257,774
SOUTH AFRICA - 0.4%
200,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 201,284
500,000 (a) Eskom Holdings SOC Ltd 8 .450 08/10/28 534,186
ZAR 3,025,000 Republic of South Africa Government Bond 8 .875 02/28/35 171,706
ZAR 2,100,000 Republic of South Africa Government Bond 8 .750 02/28/48 104,872
200,000 Republic of South Africa Government International Bond 5 .375 07/24/44 162,495
200,000 (a) Republic of South Africa Government International Bond 7 .100 11/19/36 208,503
250,000 (a) Transnet/South Africa 8 .250 02/06/28 263,707
200,000 (a) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5 .854 05/13/32 208,034
TOTAL SOUTH AFRICA 1,854,787
SPAIN - 0.7%
440,000 (k) Banco Bilbao Vizcaya Argentaria SA 6 .125 02/16/74 439,695
473,000 (k) Banco Bilbao Vizcaya Argentaria SA 9 .375 12/19/73 527,761
200,000 (k) Banco Bilbao Vizcaya Argentaria SA 7 .750 04/14/74 212,097
600,000 (k) Banco Santander SA 8 .000 11/01/73 659,806
200,000 (k) Banco Santander SA 4 .750 08/12/74 196,506
600,000 (k) Banco Santander SA 9 .625 02/21/74 723,614
TOTAL SPAIN 2,759,479
SRI LANKA - 0.0%
129,323 (a) Sri Lanka Government International Bond 3 .350 03/15/33 110,672
79,065 (a) Sri Lanka Government International Bond 3 .600 02/15/38 70,352
56,938 (a) Sri Lanka Government International Bond 3 .600 06/15/35 41,623
TOTAL SRI LANKA 222,647
SUPRANATIONAL - 0.0%
INR 12,500,000 European Bank for Reconstruction & Development 6 .300 10/26/27 139,899
TOTAL SUPRANATIONAL 139,899
SWITZERLAND - 0.7%
1,000,000 (b) Credit Suisse Group AG 0 .000 12/31/49 125,000
1,645,000 (b) Credit Suisse Group AG 7 .250 12/31/49 205,625
300,000 (b) Credit Suisse Group AG 6 .380 12/31/49 37,500
575,000 (b) Credit Suisse Group AG 7 .500 12/31/49 71,875

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SWITZERLAND
$ 735,000 (b) Credit Suisse Group AG 7 .500% 12/31/49 $ 91,875
521,000 (a),(k) UBS Group AG 9 .250 05/13/74 620,442
499,000 (a),(k) UBS Group AG 9 .250 05/13/74 549,655
484,000 (a),(k) UBS Group AG 7 .750 04/12/74 522,338
480,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 467,846
TOTAL SWITZERLAND 2,692,156
THAILAND - 0.0%
200,000 (a) Bangkok Bank PCL/Hong Kong 3 .466 09/23/36 181,800
TOTAL THAILAND 181,800
TOGO - 0.0%
200,000 (a) Ecobank Transnational Inc 10 .125 10/15/29 212,430
TOTAL TOGO 212,430
TRINIDAD AND TOBAGO - 0.0%
200,000 (a) Trinidad Generation UnLtd 7 .750 06/16/33 210,168
TOTAL TRINIDAD AND
TOBAGO
210,168
TURKEY - 0.4%
200,000 (a) Limak Cimento Sanayi ve Ticaret AS 9 .750 07/25/29 205,373
450,000 (a) Turk Telekomunikasyon AS 6 .950 10/07/32 447,346
200,000 (a) Turkcell Iletisim Hizmetleri AS 7 .650 01/24/32 209,075
TRY 1,800,000 Turkiye Government Bond 37 .000 02/18/26 43,271
EUR 225,000 Turkiye Government International Bond 5 .200 08/17/31 267,570
250,000 Turkiye Government International Bond 6 .000 01/14/41 217,925
200,000 Turkiye Government International Bond 7 .125 07/17/32 206,131
200,000 (a) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 208,456
200,000 (a) Yapi ve Kredi Bankasi AS 9 .250 01/17/34 212,593
TOTAL TURKEY 2,017,740
UGANDA - 0.0%
UGX 353,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 89,686
TOTAL UGANDA 89,686
UKRAINE - 0.1%
243,699 (a) Ukraine Government International Bond 1 .750 02/01/29 165,716
311,275 (a) Ukraine Government International Bond 0 .000 02/01/35 150,190
67,730 (a) Ukraine Government International Bond 0 .000 02/01/36 32,612
TOTAL UKRAINE 348,518
UNITED ARAB EMIRATES - 0.2%
400,000 Emirate of Dubai Government International Bonds, Reg S 3 .900 09/09/50 302,323
435,000 (a) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 383,160
207,931 (a) Galaxy Pipeline Assets Bidco Ltd 2022 2022 2 .940 09/30/40 176,568
183,220 (a) Sweihan PV Power Co PJSC 2022 1 3 .625 01/31/49 155,371
TOTAL UNITED ARAB EMIRATES 1,017,422
UNITED KINGDOM - 2.2%
450,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 470,875
388,000 (k) Barclays PLC 8 .000 12/15/73 410,716
1,092,000 (k) Barclays PLC 9 .625 03/15/73 1,239,705
200,000 (k) Barclays PLC 7 .625 06/15/74 211,937
300,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 307,479
300,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 311,622
695,000 (k) HSBC Holdings PLC 6 .950 03/11/74 730,389
394,000 (k) HSBC Holdings PLC 6 .875 03/11/74 408,318
275,000 (k) HSBC Holdings PLC 6 .950 08/27/74 287,537
200,000 (k) HSBC Holdings PLC 6 .500 09/23/73 204,295
453,000 (k) HSBC Holdings PLC 8 .000 09/07/74 479,875
771,000 (k) Lloyds Banking Group PLC 8 .000 06/27/74 833,035
221,000 (k) Lloyds Banking Group PLC 6 .750 12/27/73 226,195
300,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 258,511
300,000 (a) Motion Finco Sarl 8 .375 02/15/32 259,405
882,000 (c),(k) NatWest Group PLC 8 .125 06/30/74 992,916
442,000 (k) NatWest Group PLC 7 .300 12/31/73 465,994
200,000 (k) Phoenix Group Holdings PLC, Reg S 8 .500 12/12/72 214,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM
$ 343,000 (a),(k) Standard Chartered PLC 7 .750% 02/15/74 $ 355,685
550,000 (a) Virgin Media Secured Finance PLC 5 .500 05/15/29 543,782
365,000 Vodafone Group PLC 7 .000 04/04/79 385,639
233,000 (a) Zegona Finance PLC 8 .625 07/15/29 248,029
TOTAL UNITED KINGDOM 9,846,439
URUGUAY - 0.0%
UYU 6,200,000 Uruguay Government International Bond 8 .250 05/21/31 156,925
TOTAL URUGUAY 156,925
UZBEKISTAN - 0.0%
200,000 (a) Republic of Uzbekistan International Bond 6 .900 02/28/32 214,881
TOTAL UZBEKISTAN 214,881
ZAMBIA - 0.1%
122,524 (a) Zambia Government International Bond 5 .750 06/30/33 117,112
197,169 (a) Zambia Government International Bond 0 .500 12/31/53 132,964
TOTAL ZAMBIA 250,076
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $72,038,593) 69,333,176
SHARES DESCRIPTION VALUE
35986405 EXCHANGE-TRADED FUNDS - 7.6% (5.3% of Total Investments) 35986405
13,156 3i Infrastructure PLC 64,006
253,147 (d) Alerian MLP ETF 11,880,189
364,718 (c) iShares Core MSCI Emerging Markets ETF 24,042,210
TOTAL EXCHANGE-TRADED FUNDS
(Cost $28,967,268) 35,986,405
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 12.8% (8.9% of Total Investments) –
100,000 (a),(i) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5 .900 06/15/35 100,161
420,000 (i) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 392,686
72,529 (a),(i) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2 .500 10/25/51 59,825
307,876 (a),(i) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.035%)
5 .185 12/15/38 307,781
130,000 CD 2017-CD5 Mortgage Trust, Series 2017 CD5 3 .431 08/15/50 127,746
55,223 (i) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .758 04/10/48 53,214
250,000 (i) Citigroup Commercial Mortgage Trust 2018-B2, Series 2018 B2 4 .179 03/10/51 245,759
475,000 (a),(i) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
11 .356 04/25/42 510,480
105,000 (a),(i) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 4.750%)
9 .106 09/25/42 111,967
500,000 (a),(i) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
8 .106 12/25/42 525,572
935,000 (a),(i) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 3.100%)
7 .456 06/25/43 972,402
695,000 (a),(i) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 2.700%)
7 .056 07/25/43 718,851
210,000 (a),(i) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9 .188 07/25/43 221,292
148,760 (a),(i) ELP Commercial Mortgage Trust 2021-ELP, Series 2021 ELP,
(TSFR1M + 1.434%)
5 .585 11/15/38 148,637
353,921 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 344,809
815,950 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 771,795
2,084,668 (l) Fannie Mae Pool, FN MA4733 4 .500 09/01/52 2,031,636
1,589,561 (l) Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 1,584,260
1,646,891 (l) Fannie Mae Pool, FN MA4783 4 .000 10/01/52 1,556,650
601,449 (l) Fannie Mae Pool, FN MA4785 5 .000 10/01/52 599,381
1,045,038 (l) Fannie Mae Pool, FN MA4918 5 .000 02/01/53 1,041,337
113,874 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 114,996

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 717,675 Fannie Mae Pool, FN MA4942 6 .000% 03/01/53 $ 736,572
916,702 (l) Fannie Mae Pool, FN MA4978 5 .000 04/01/53 913,362
775,355 (l) Fannie Mae Pool, FN MA5039 5 .500 06/01/53 784,586
428,512 (l) Fannie Mae Pool, FN MA5106 5 .000 08/01/53 426,619
1,768,346 (l) Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 1,671,295
2,556,163 (l) Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,585,069
1,250,997 (l) Fannie Mae Pool, FN MA5497 5 .500 10/01/54 1,262,247
378,028 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 382,880
2,419,029 (l) Fannie Mae Pool, FN MA4655 4 .000 07/01/52 2,286,265
1,895,863 (l) Fannie Mae Pool, FN MA5353 5 .500 05/01/54 1,914,442
1,263,217 (l) Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,196,563
802,507 (l) Fannie Mae Pool, FN MA4644, Series 2022 1 4 .000 05/01/52 758,341
4,316,589 (l) Fannie Mae Pool, FN BW3382 4 .500 07/01/52 4,209,012
429,738 (l) Fannie Mae Pool, FN BW3383 4 .500 07/01/52 418,673
1,336,419 (l) Fannie Mae Pool, FN CB1301 2 .500 08/01/51 1,140,326
397,612 Fannie Mae Pool, FN CB2795 3 .000 02/01/52 350,185
1,215,614 (l) Fannie Mae Pool, FN CB3905 3 .500 06/01/52 1,114,486
225,121 Fannie Mae Pool, FN MA5247 6 .000 01/01/54 230,351
1,133,963 (l) Fannie Mae Pool, FN FS1533 3 .000 04/01/52 1,008,478
1,511,231 (l) Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,342,542
450,218 (l) Fannie Mae Pool, FN FS7299 3 .000 05/01/52 400,194
242,057 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 204,596
785,350 Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 718,799
765,515 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 654,032
91,932 (a),(i) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3 .500 10/25/51 75,927
29,108 Freddie Mac Gold Pool, FG U99084 4 .500 02/01/44 28,998
1,298,940 (l) Freddie Mac Pool, FR RA6766 2 .500 02/01/52 1,111,580
736,126 (l) Freddie Mac Pool, FR SD8288 5 .000 01/01/53 733,557
1,521,406 (l) Freddie Mac Pool, FR RA9629 5 .500 08/01/53 1,539,096
842,230 (l) Freddie Mac Pool, FR QE5382 4 .500 07/01/52 821,154
1,249,054 Freddie Mac REMICS, Series 2021 5160 3 .000 09/25/50 922,939
145,000 (a),(i) Freddie Mac STACR REMIC Trust 2022-DNA4, Series 2022
DNA4, (SOFR30A + 3.350%)
7 .706 05/25/42 150,573
170,000 (a),(i) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022
HQA2, (SOFR30A + 4.000%)
8 .356 07/25/42 179,086
285,000 (a),(i) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 3.100%)
8 .444 03/25/43 296,526
605,295 (l) Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 605,699
268,473 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 262,017
789,648 (l) Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 749,950
352,400 (l) Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 315,167
432,710 (l) Ginnie Mae II Pool, G2 MA7871, Series 2022 1 2 .500 02/20/52 365,746
277,010 (l) Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 247,529
1,250,950 (l) Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 1,142,611
247,951 Government National Mortgage Association, Series 2021 209 3 .000 11/20/51 181,031
425,765 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 292,281
478,789 Government National Mortgage Association, Series 2022 174 4 .500 09/20/52 446,146
728,569 Government National Mortgage Association, Series 2013 188 2 .500 12/20/43 656,173
266,678 Government National Mortgage Association, Series 2022 124 4 .000 07/20/52 226,805
250,000 GS Mortgage Securities Trust 2019-GC42, Series 2019 GC42 3 .001 09/10/52 234,915
762,696 (a),(i) GS Mortgage-Backed Securities Corp Trust 2022-PJ2, Series
2022 PJ2
3 .000 06/25/52 655,664
270,341 (a),(i) GS Mortgage-Backed Securities Trust 2021-PJ10, Series 2021
PJ10
2 .500 03/25/52 222,991
398,286 (a),(i) GS Mortgage-Backed Securities Trust 2022-GR2, Series 2022
GR2
3 .000 08/26/52 342,661
283,033 (a),(i) GS Mortgage-Backed Securities Trust 2022-HP1, Series 2022
HP1
3 .000 09/25/52 243,505
452,543 (a),(i) GS Mortgage-Backed Securities Trust 2022-INV1, Series 2022
INV1
3 .000 07/25/52 390,047
233,280 (a),(i) GS Mortgage-Backed Securities Trust 2022-PJ5, Series 2022
PJ5
3 .000 10/25/52 200,543

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 234,277 (a),(i) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3 .500% 02/25/53 $ 208,148
250,000 (a),(i) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5 .644 02/05/45 258,978
250,000 (a) ICNQ 2024-MF Mortgage Trust, Series 2024 MF 5 .778 12/10/34 258,140
250,000 (a),(i) IP 2025-IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 254,741
378,929 (a),(i) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 311,166
314,361 (a),(i) J.P. Morgan Mortgage Trust 2022-4, Series 2022 4 3 .000 10/25/52 270,246
643,008 (a),(i) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 553,206
489,991 (a),(i) J.P. Morgan Mortgage Trust 2022-INV3, Series 2022 INV3 3 .000 09/25/52 421,712
117,960 (a),(i) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3 .500 09/25/52 104,655
250,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2025-
NSLB, Series 2025 NSLB
6 .234 06/05/42 261,837
1,086,253 (a),(i) JP Morgan Mortgage Trust 2022-2, Series 2022 2 3 .000 08/25/52 934,548
688,795 (a),(i) JP Morgan Mortgage Trust 2022-3, Series 2022 3 3 .000 08/25/52 592,134
1,421,496 (a),(i) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3 .250 07/25/52 1,269,715
551,894 (a),(i) JP Morgan Mortgage Trust Series 2024-3, Series 2024 3 3 .000 05/25/54 474,445
80,707 JPMDB Commercial Mortgage Securities Trust 2018-C8, Series
2018 C8
3 .944 06/15/51 80,273
272,312 (a),(i) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 249,849
614,900 (a),(i) RCKT Mortgage Trust 2022-2, Series 2022 2 2 .500 02/25/52 507,202
79,130 (a),(i) RCKT Mortgage Trust 2022-3, Series 2022 3 3 .000 05/25/52 68,078
164,198 (a),(i) RCKT Mortgage Trust 2022-4, Series 2022 4 3 .500 06/25/52 145,883
105,908 (a),(i) Wells Fargo Mortgage Backed Securities 2021-2 Trust, Series
2021 2
2 .500 06/25/51 87,490
163,899 (a),(i) Wells Fargo Mortgage Backed Securities 2022-2 Trust, Series
2022 2
2 .500 12/25/51 135,192
193,907 (a),(i) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
Series 2022 INV1
3 .500 03/25/52 172,384
116,344 (a),(i) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
Series 2022 INV1
3 .000 03/25/52 100,168
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $61,551,860) 60,612,259
SHARES DESCRIPTION RATE VALUE
5177836 PREFERRED STOCK - 1.1% (0.8% of Total Investments) 5177836
BANKS - 0.1%
6,772 Fifth Third Bancorp 8 .267 172,077
8,825 KeyCorp 6 .125 222,125
18,675 KeyCorp 6 .200 471,357
2,425 KeyCorp 5 .625 55,702
2,238 KeyCorp 5 .650 51,541
350 Synovus Financial Corp 8 .397 9,223
TOTAL BANKS 982,025
FINANCIAL SERVICES - 0.5%
12,675 Bank of New York Mellon Corp/The 6 .150 326,635
7,550 Equitable Holdings Inc 5 .250 163,458
4,206 Morgan Stanley 7 .125 106,874
11,750 Morgan Stanley 6 .625 304,443
11,775 Morgan Stanley 6 .500 300,263
16,725 Morgan Stanley 6 .875 420,634
4,923 Synchrony Financial 5 .625 100,183
10,218 Voya Financial Inc 5 .350 244,721
TOTAL FINANCIAL SERVICES 1,967,211
FOOD, BEVERAGE & TOBACCO - 0.2%
10,571 CHS Inc 7 .100 263,429
12,518 CHS Inc 6 .750 310,071
TOTAL FOOD, BEVERAGE & TOBACCO 573,500
INSURANCE - 0.3%
6,075 American National Group Inc 7 .375 152,543
8,200 Aspen Insurance Holdings Ltd 5 .625 174,496
4,550 Aspen Insurance Holdings Ltd 7 .125 114,706

Portfolio of Investments September 30, 2025
(continued)
NMAI

SHARES DESCRIPTION RATE VALUE
INSURANCE (continued)
2,875 Assurant Inc 5 .250% $ 57,701
19,836 Athene Holding Ltd 6 .350 504,825
10,532 Enstar Group Ltd 7 .000 252,241
9,837 Reinsurance Group of America Inc 5 .750 244,548
5,959 Reinsurance Group of America Inc 7 .125 154,040
TOTAL INSURANCE 1,655,100
TOTAL PREFERRED STOCK
(Cost $5,261,823) 5,177,836
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
24845379 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2% (3.7% of Total Investments) 24845379
325,000 (g) CoBank ACB 6 .250 N/A 325,878
445,000 (g) CoBank ACB 6 .450 N/A 448,095
93,000 (g) CoBank ACB 7 .250 N/A 95,278
152,000 (a),(g) Farm Credit Bank of Texas 6 .200 N/A 150,670
136,000 (g) Farm Credit Bank of Texas 7 .000 N/A 142,566
403,856 (m) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 405,398
404,179 (m) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 397,930
703,626 (m) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 698,233
659,156 (m) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 686,565
267,974 (m) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 269,222
391,639 (m) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 404,243
396,346 (m) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 402,098
395,249 (m) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 403,067
634,231 (l),(m) United States Treasury Inflation Indexed Bonds 1 .625 04/15/30 643,945
650,670 (m) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 630,598
226,355 (m) United States Treasury Inflation Indexed Bonds 1 .875 07/15/35 228,187
401,184 (m) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 398,047
405,370 (m) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 403,496
453,571 (m) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 431,220
313,888 (m) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 299,640
425,617 (m) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 420,669
532,267 (m) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 547,940
708,812 (l),(m) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 720,172
284,144 (l),(m) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 275,615
400,435 (m) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 394,887
413,753 (m) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 411,462
499,308 (m) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 531,115
723,150 (m) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 675,262
294,749 (l),(m) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 322,211
363,980 (m) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 407,296
123,177 (m) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 122,526
744,552 (m) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 699,082
192,743 (m) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 195,890
757,465 (m) United States Treasury Inflation Indexed Bonds - When Issued 0 .125 01/15/32 697,399
555,900 (m) United States Treasury Inflation Indexed Bonds - When Issued 0 .625 07/15/32 526,094
285,000 United States Treasury Note/Bond 4 .250 05/15/35 287,627
924,999 United States Treasury Note/Bond 4 .125 05/31/32 936,707
740,000 United States Treasury Note/Bond 3 .875 06/15/28 744,856
280,000 United States Treasury Note/Bond 4 .125 06/30/32 281,444
200,000 United States Treasury Note/Bond 4 .375 11/15/39 198,375
370,000 United States Treasury Note/Bond 3 .875 07/31/30 372,226
445,700 United States Treasury Note/Bond 2 .875 05/15/49 325,152
280,000 United States Treasury Note/Bond 4 .250 08/15/35 282,275
475,100 United States Treasury Note/Bond 3 .625 05/15/53 392,403
1,504,999 United States Treasury Note/Bond 3 .750 06/30/27 1,507,703
160,000 United States Treasury Note/Bond 3 .875 04/30/30 161,013
240,000 United States Treasury Note/Bond 4 .625 02/15/35 249,413
105,000 United States Treasury Note/Bond 4 .125 03/31/32 106,395
105,000 United States Treasury Note/Bond 3 .750 06/30/30 105,045
313,500 United States Treasury Note/Bond 4 .125 07/31/28 317,664
212,700 United States Treasury Note/Bond 3 .875 08/15/33 210,939

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
106,200 United States Treasury Note/Bond 4 .000% 02/15/34 $ 105,922
545,000 United States Treasury Note/Bond 5 .000 05/15/45 565,948
105,000 United States Treasury Note/Bond 4 .000 03/31/30 106,202
50,000 United States Treasury Note/Bond 4 .625 05/31/31 52,047
215,000 United States Treasury Note/Bond 3 .875 08/15/34 211,708
80,000 United States Treasury Note/Bond 3 .750 08/31/31 79,638
60,000 United States Treasury Note/Bond 4 .625 05/15/54 58,950
55,000 United States Treasury Note/Bond 4 .000 12/15/27 55,451
449,400 United States Treasury Note/Bond 3 .875 05/15/43 407,076
375,000 United States Treasury Note/Bond 4 .750 05/15/55 376,172
235,000 United States Treasury Note/Bond 4 .875 10/31/30 247,016
295,000 United States Treasury Note/Bond - When Issued 4 .750 08/15/45 301,591
974,999 United States Treasury Note/Bond - When Issued 4 .125 05/31/30 986,425
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $24,478,083) 24,845,379
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
53967520 VARIABLE RATE SENIOR LOAN INTERESTS - 11.4% (7.9% of Total Investments) 53967520
AUTOMOBILES & COMPONENTS - 0.2%
34,579 (i) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6 .413 01/29/31 34,631
386,108 (i) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .663 05/06/30 386,771
272,000 (i) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/28/32 272,510
68,644 (i) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 8 .028 10/04/28 67,794
TOTAL AUTOMOBILES & COMPONENTS 761,706
CAPITAL GOODS - 1.0%
183,248 (i),(n) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .513 05/17/28 153,991
3,686 (i),(o) Air Comm Corporation, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 1.875%)
3 .870 12/11/31 3,697
58,589 (i) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 2.750%) 6 .913 12/11/31 58,772
89,207 (i) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 8 .252 11/03/31 90,016
101,973 (i) Barentz International B.V., Term Loan B, (TSFR3M + 3.250%) 7 .352 03/28/31 102,215
231,835 (i) Barnes Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/27/32 232,374
43,560 (i) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.500%) 6 .502 10/17/30 43,630
46,000 (i),(j) Brand Industrial Services Inc, (TBD) TBD TBD 41,814
70,000 (i) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6 .416 07/09/32 70,298
336,521 (i) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 09/08/32 337,258
87,381 (i) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .792 03/18/30 87,981
50,605 (i) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .028 05/17/28 32,197
22,311 (i) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .166 07/27/28 22,351
26,000 (i),(j) Cornerstone Building Brands Inc, (TBD) TBD TBD 25,068
138,829 (i),(n) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .500 04/12/28 132,202
121,000 (i),(n) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 9 .413 07/08/30 118,883
42,000 (i) DG Investment Intermediate Holdings 2, Inc., Term Loan,
(TSFR1M + 3.750%)
7 .913 07/12/32 42,193
114,736 (i) Filtration Group Corporation, Term Loan, (TSFR1M + 2.750%) 6 .913 10/23/28 115,394
32,448 (i) Foundation Building Materials Holding Company LLC, Term
Loan, (TSFR3M + 3.250%)
7 .820 01/31/28 32,525
118,178 (i) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5 .913 06/04/31 118,169
38,000 (i) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6 .748 09/24/32 38,083
53,745 (i),(o) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.250%)
3 .414 02/26/32 53,634
571,122 (i) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.500%)
6 .621 02/26/32 569,946
44,700 (b) KP Germany Erste GmbH 14 .157 10/27/25 39,855
124,352 (i) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .702 06/21/28 124,600
57,866 (i) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 09/26/31 58,005
51,233 (i) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6 .913 03/28/31 51,486
93,812 (i) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8 .447 10/15/29 73,197
48,000 (i),(n) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .545 10/15/29 48,960
54,000 (i),(j) Oscar Acquisitionco LLC, (TBD) TBD TBD 50,564

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
54,516 (i),(j) PINNACLE BUYER LLC, (TBD) TBD TBD $ 54,652
10,484 (i),(j),(o) PINNACLE BUYER LLC, (TBD) TBD TBD 10,510
161,190 (i) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413% 01/31/32 161,272
37,585 (i) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .413 04/14/31 37,616
68,000 (i) QXO Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 04/30/32 68,647
105,000 (i) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
6 .038 08/13/32 105,164
565,560 (i) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 7 .197 04/30/30 567,605
154,440 (i) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .502 01/20/32 154,539
335,685 (i) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .502 02/28/31 335,898
175,000 (i) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6 .663 08/13/32 175,009
314,562 (i) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .028 11/20/28 315,995
TOTAL CAPITAL GOODS 4,956,265
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
250,000 (i) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7 .513 08/20/32 251,223
68,549 (i) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .413 09/29/31 68,624
32,835 (i) American Auto Auction Group, LLC, Term Loan, (TSFR3M +
4.500%)
8 .502 05/28/32 33,166
220,000 (i) Anticimex International AB, Term Loan B1, (SOFR90A +
3.400%)
7 .760 11/16/28 220,825
110,165 (i) Anticimex International AB, Term Loan B6, (SOFR90A +
3.400%)
7 .760 11/16/28 110,661
10,345 (i),(o) Archkey Solutions LLC, Delayed Draw Term Loan B 4 .750 11/03/31 10,439
197,018 (i) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .778 06/02/28 197,387
153,541 (i) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M
+ 2.500%)
6 .663 10/01/31 153,946
156,327 (i) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .308 08/01/29 156,940
73,262 (i) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR1M
+ 2.750%)
6 .913 10/31/31 71,682
342,825 (i) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .174 02/01/29 343,682
95,000 (i) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .671 03/03/32 95,095
67,994 (i) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.500%) 6 .814 07/25/30 68,105
54,451 (i) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR6M + 2.000%)
6 .129 10/15/30 54,379
101,123 (i) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .386 11/30/28 101,275
7,828 (i) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .386 11/30/28 7,839
142,547 (i) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .558 04/12/27 66,124
69,825 (i) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8 .028 03/27/28 70,480
587,693 (i) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
7 .028 03/27/28 588,064
118,800 (i) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .502 06/24/31 118,949
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,788,885
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
118,802 (i) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.500%) 6 .742 10/16/31 119,545
300,619 (i) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .558 11/08/32 300,779
46,296 (i) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .002 06/17/31 46,412
243,161 (i) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .635 06/09/31 243,009
54,881 (i),(n) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7 .986 06/06/31 53,662
151,499 (i) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .681 04/23/31 151,357
175,699 (i) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .513 04/17/28 166,384
58,400 (i) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .663 03/27/31 58,588
81,000 (i) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7 .513 03/06/28 79,080
100,000 (i) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .136 08/18/32 98,626
135,870 (i) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .778 10/20/28 132,568

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
406,055 (i) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .663% 01/30/31 $ 405,148
125,782 (i) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .416 10/29/29 125,950
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,981,108
CONSUMER DURABLES & APPAREL - 0.3%
133,587 (i) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .413 12/21/28 133,493
343,645 (i) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .280 07/31/28 344,711
121,793 (i) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .778 05/30/28 122,064
2,919 (i) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .616 06/29/28 2,749
108,478 (i) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
6 .370 10/24/31 109,269
60,775 (i) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
3.000%)
7 .163 03/18/30 60,201
248,750 (i) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 7 .026 08/26/31 249,092
180,000 (i),(j) Weber-Stephen Products LLC, (TBD) TBD TBD 178,369
232,468 (i) Weber-Stephen Products LLC, Term Loan B, (TSFR1M +
3.250%)
7 .528 10/29/27 230,725
105,000 (i) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .704 02/20/32 105,246
TOTAL CONSUMER DURABLES & APPAREL 1,535,919
CONSUMER SERVICES - 0.7%
54,313 (i) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5 .913 09/23/30 54,199
49,378 (i) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
6 .329 06/11/31 49,363
408,127 (i) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .663 05/31/30 409,406
191,717 (i) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .663 08/17/28 192,276
46,912 (i) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413 02/06/30 46,900
243,763 (i) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .413 02/06/31 243,509
70,000 (i) Catawba Nation Gaming Authority, Term Loan B, (TSFR1M +
4.750%)
8 .913 03/29/32 71,641
89,843 (i) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5 .913 03/17/28 89,900
122,833 (i) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .002 09/19/31 123,083
61,417 (i) Delta 2 (LUX) S.a.r.l., Term Loan B2, (TSFR3M + 2.000%) 6 .002 09/19/31 61,542
56,041 (i) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.675%)
7 .677 06/25/29 56,487
173,870 (i) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .413 01/29/29 173,816
64,838 (i) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 6 .002 06/04/32 64,869
293,494 (i) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .752 11/29/30 293,054
94,418 (i) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6 .814 07/28/31 94,734
131,980 (i) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(SOFR90A + 2.250%)
6 .370 10/31/29 132,112
64,838 (i) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 3.250%)
7 .413 05/27/32 65,162
91,697 (i) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
6 .163 08/02/28 91,681
118,620 (i) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .663 12/15/27 118,778
236,646 (i) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .393 04/16/29 237,608
84,575 (i) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR1M +
2.750%)
6 .913 03/24/31 84,966
162,238 (i) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .286 04/04/29 161,087
79,225 (i) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
6 .163 12/04/31 79,258
292,464 (i),(n) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .393 03/06/28 246,297
159,350 (i) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 6 .038 11/21/31 159,770
TOTAL CONSUMER SERVICES 3,401,498

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
25,000 (i) Boots Group Bidco Ltd, Term Loan, (TSFR3M + 3.500%) 7 .705% 08/30/32 $ 25,099
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,099
ENERGY - 0.2%
151,017 (i) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7 .699 02/07/28 152,081
116,354 (i) Epic Crude Services, LP, Term Loan B, (TSFR3M + 2.500%) 6 .828 10/15/31 116,633
568,196 (i) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .587 11/16/26 569,856
102,098 (i) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6 .663 11/17/28 102,325
TOTAL ENERGY 940,895
FINANCIAL SERVICES - 0.2%
29,925 (i) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6 .913 07/30/31 30,029
44,643 (i) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .163 08/02/28 44,662
69,136 (i) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7 .663 12/15/28 69,617
105,000 (i) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 7 .308 09/13/32 105,634
40,000 (i) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5 .870 07/30/32 39,800
61,690 (i) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.250%)
7 .447 01/27/32 61,896
167,885 (b),(i),(p) Ditech Holding Corporation, Term Loan 0 .000 06/30/27 17
121,813 (i) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
7 .163 03/24/31 121,983
32,000 (i) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.000%) 7 .026 09/20/32 32,107
56,000 (i),(j) Orion US Finco Inc, (TBD) TBD TBD 56,350
63,000 (i) Priority Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .913 07/30/32 63,276
40,000 (i) Shift4 Payments, LLC, Term Loan, (TSFR3M + 2.750%) 6 .502 07/06/32 40,350
71,371 (i) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 5 .913 06/24/31 71,394
91,541 (i) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5 .913 04/03/28 91,512
TOTAL FINANCIAL SERVICES 828,627
FOOD, BEVERAGE & TOBACCO - 0.3%
44,662 (i) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M +
3.500%)
7 .663 12/23/30 44,983
23,000 (i),(j) B&G Foods Inc, (TBD) TBD TBD 22,149
121,645 (i) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .278 12/08/28 121,949
36,008 (i) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
11 .198 09/30/30 27,006
8,231 (i) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
11 .198 09/30/30 7,002
122,512 (i) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .913 02/12/31 122,416
129,000 (i),(j) Froneri US Inc, (TBD) TBD TBD 128,882
99,000 (i) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .502 01/24/29 99,949
243,496 (i) Pegasus BidCo BV, Term Loan B, (TSFR3M + 2.750%) 6 .762 07/12/29 244,774
8,621 (i),(o) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 8,682
91,379 (i) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 02/19/32 92,029
98,566 (i) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6 .408 05/21/32 99,264
289,530 (i) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .252 03/31/28 289,809
TOTAL FOOD, BEVERAGE & TOBACCO 1,308,894
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
91,318 (i) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9 .913 12/23/27 88,750
188,785 (i) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413 09/20/32 189,375
39,701 (i) Concentra Health Services Inc, Repriced Term Loan B, (TSFR1M
+ 2.000%)
6 .163 07/28/31 39,899
228,840 (i) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .102 10/01/27 225,636
355,879 (i) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.500%)
7 .634 09/20/32 356,388
153,817 (i) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR3M + 4.000%)
8 .003 12/18/28 149,636
133,871 (i),(n) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7 .908 11/01/28 103,081
874,069 (i) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6 .163 10/23/28 874,939
146,589 (i) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
7 .932 03/02/28 146,241

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
4,872 (i) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
7 .852% 03/02/28 $ 4,861
71,000 (i) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7 .976 08/06/32 71,469
171,825 (i) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .643 09/17/32 171,896
498,541 (i) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .663 11/15/28 499,528
361,326 (i) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .663 02/21/31 361,955
110,000 (i) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8 .502 06/30/32 109,943
69,301 (i) Resonetics, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 7 .064 06/18/31 69,317
93,503 (i) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .163 12/03/31 93,796
16,001 (i) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 10.057%, PIK 1.000%)
5 .382 06/28/28 16,696
145,017 (i) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.057%, PIK 1.500%)
4 .632 06/28/28 141,437
115,414 (i) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 8 .002 09/30/30 115,558
654,769 (i) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .663 12/19/30 655,996
498,751 (i) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8 .796 06/30/28 498,438
68,767 (i) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .163 10/29/31 68,918
248,750 (i) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7 .413 11/26/31 249,061
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,302,814
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
133 (i) Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M +
4.000%)
8 .002 07/08/31 98
73,617 (i) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7 .763 05/16/28 73,618
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 73,716
INSURANCE - 0.9%
106,821 (i) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .163 11/06/30 106,772
210,000 (i) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7 .413 05/28/32 211,020
666,039 (i) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .666 09/19/31 664,924
275,723 (i) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .252 01/30/32 275,901
176,000 (i) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .528 02/03/28 171,820
90,710 (i) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .513 08/21/28 91,100
184,844 (i) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8 .413 09/19/30 183,901
248,091 (i) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .528 07/30/27 248,199
669,898 (i) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .913 06/16/31 671,277
76,500 (i) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .413 10/15/30 76,787
390,860 (i) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .575 06/20/30 391,872
316,878 (i) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 09/15/31 317,374
360,488 (i) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .663 07/31/31 360,432
170,000 (i) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
7 .413 06/17/32 170,638
324,960 (i) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .752 05/06/31 325,468
28,290 (i) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .252 09/27/30 28,284
196,198 (i) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .252 11/23/29 196,168
TOTAL INSURANCE 4,491,937
MATERIALS - 0.4%
24,504 (i) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 08/19/30 24,534
2,045 (i),(o) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(N/A + TSFR1M + 3.250%)
5 .332 03/29/32 2,044
366,166 (i) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .338 04/13/29 366,084
116,663 (i) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
7 .413 03/29/32 116,615
56,410 (i) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
8 .082 10/04/29 56,222

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
109,725 (i) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .502% 04/02/32 $ 109,314
447,565 (i) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .019 02/09/26 223,643
68,854 (i) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .027 07/03/28 62,365
116,973 (i) Nouryon Finance B.V., Term Loan B1, (TSFR1M + 3.250%) 7 .500 04/03/28 117,315
14,739 (i) Nouryon Finance B.V., Term Loan B2, (TSFR1M + 3.250%) 7 .424 04/03/28 14,769
25,000 (i),(n) Olympus Water US Holding Corp, (CME Term SOFR 1 Month +
3.250%)
7 .593 07/26/32 24,857
27,781 (i) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 7 .913 08/03/26 26,071
47,873 (i) Plaze, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .778 08/03/26 44,926
93,341 (i) Proampac PG Borrower LLC, Term Loan, (TSFR1M + TSFR3M +
4.000%)
8 .256 09/15/28 93,808
163,000 (i),(j) Qnity Electronics Inc, (TBD) TBD TBD 163,204
54,178 (i) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .663 04/21/31 54,491
139,993 (i) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .413 03/03/31 139,489
16,346 (i),(o) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 16,344
157,466 (i) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .663 09/30/31 157,442
TOTAL MATERIALS 1,813,537
MEDIA & ENTERTAINMENT - 0.8%
111,052 (i),(n) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .797 10/28/27 99,860
694,681 (i),(n) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .134 01/04/29 697,906
337,909 (i) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7 .682 03/24/31 337,451
123,753 (i) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .301 10/30/30 124,004
121,878 (i) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
6 .332 05/24/30 122,119
287,605 (i) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .278 08/23/28 288,468
85,183 (i) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .602 06/18/29 81,610
613,373 (i) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .780 12/02/31 612,877
137,055 (i) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8 .750 04/15/27 132,943
661,649 (i),(n) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .650 01/18/28 659,040
14,953 (i) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
10 .015 06/30/28 15,143
25,935 (i) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7 .615 11/30/29 24,910
92,291 (i) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6 .913 08/06/31 92,428
137,240 (i) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .198 02/10/31 138,146
51,870 (i) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7 .870 12/31/29 47,137
82,134 (i) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.500%)
6 .691 02/17/32 82,016
100,000 (i) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .373 03/31/31 98,750
165,000 (i),(n) WideOpenWest Finance LLC, (LIBOR 1 M + 3.000%) 7 .582 12/11/28 152,831
TOTAL MEDIA & ENTERTAINMENT 3,807,639
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
125,000 (i) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7 .663 08/02/32 125,104
212,281 (i) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .413 05/05/28 212,764
220,000 (i) Opal Bidco SAS, Term Loan B, (TSFR3M + 3.250%) 7 .252 04/23/32 220,852
318,451 (i) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .408 05/19/31 311,684
108,335 (i) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .163 04/20/29 108,425
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 978,829

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
343,517 (i) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
6 .913% 01/31/30 $ 344,950
45,366 (i) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6 .913 01/31/30 45,536
251,000 (i) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .778 12/08/25 250,598
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 641,084
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
341,145 (i) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6 .753 11/13/31 341,051
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 341,051
SOFTWARE & SERVICES - 2.0%
124,000 (i) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9 .528 01/22/29 118,980
149,625 (i) Avalara, Inc, Term Loan B, (TSFR3M + 3.250%) 7 .252 03/29/32 149,853
219,864 (i) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.856%,
PIK 7.500%)
5 .832 08/01/28 194,225
44,296 (i) Axalta Coating Systems U.S. Holdings, Inc., Term Loan B,
(TSFR3M + 1.750%)
5 .752 12/20/29 44,524
109,725 (i) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 7 .163 11/25/31 110,048
586,886 (i) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 01/31/31 588,414
684,962 (i) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .199 07/30/31 684,639
140,125 (i) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/31/31 139,424
113,000 (i) Clearwater Analytics, LLC, Term Loan B, (TSFR6M + 2.250%) 6 .460 04/21/32 113,424
39,900 (i) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7 .252 03/24/31 40,096
124,688 (i) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
7 .030 03/29/32 122,661
367,841 (i) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .030 05/01/31 362,017
323,375 (i) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .570 10/09/31 323,795
20,000 (i) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.250%) 7 .484 08/06/32 20,100
127,079 (i) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.750%)
6 .913 10/09/29 127,227
475,934 (i) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .663 05/30/31 477,079
98,258 (i) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7 .255 06/27/31 98,872
15,892 (i) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 09/12/29 15,866
846,061 (i) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .663 01/30/32 841,740
138,582 (i) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .413 10/30/28 139,016
116,708 (i) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 7 .058 12/08/31 116,708
83,580 (i) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .413 03/22/32 83,799
39,701 (i) Marcel LUX IV SARL, Repriced Term Loan, (SOFR30A + 3.000%) 7 .370 11/13/30 39,800
444,531 (i) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .223 03/01/29 425,917
374,276 (i) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .413 06/17/31 374,357
270,248 (i) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .913 01/31/30 270,315
63,689 (i) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8 .913 03/24/31 56,948
114,425 (i) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .752 11/03/31 114,689
247,813 (i) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
7 .163 04/30/31 247,427
132,166 (i) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7 .252 10/28/30 132,684
137,355 (i) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .163 08/31/28 138,065
53,613 (i) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .540 05/15/28 54,351
242,890 (i) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .040 05/15/28 109,604
161,720 (i) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .913 11/28/28 162,259
60,380 (i) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .163 05/09/31 60,599
87,309 (i) Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%) 7 .778 03/05/27 87,533
124,688 (i) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .058 10/03/31 124,376
82,825 (i) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
5 .913 08/31/28 81,191

Portfolio of Investments September 30, 2025
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
395,544 (i),(n) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10 .958% 10/29/29 $ 388,567
580,567 (i) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .810 02/10/31 580,646
48,855 (i) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8 .570 04/24/28 47,340
208,427 (i) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .560 04/14/31 208,557
248,000 X Corp 9 .500 10/29/29 249,120
171,750 (i) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .913 09/28/29 171,554
TOTAL SOFTWARE & SERVICES 9,038,406
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
855,573 (i) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .913 12/17/29 867,144
495,003 (i) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .881 11/30/29 490,271
74,925 (i) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6 .248 09/22/31 75,299
33,850 (i) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%),
(cash 6.795%, PIK 2.000%)
4 .251 07/03/28 16,978
208,243 (i) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.250%) 9 .820 08/21/28 202,024
20,892 (i) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .778 03/05/29 20,664
197,497 (i) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .750 05/30/30 194,817
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,867,197
TELECOMMUNICATION SERVICES - 0.9%
128,234 (i),(p) Altice France S.A., Term Loan B12, (Prime + 2.688%) 9 .938 02/02/26 119,151
184,789 (i),(p) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10 .250 08/14/26 173,702
208,870 (i),(p) Altice France S.A., Term Loan B14, (TSFR3M + 5.500%) 9 .818 08/31/28 202,604
243,793 (i) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 6 .413 11/24/28 244,420
124,369 (i) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .663 09/13/29 123,039
135,000 (i),(j) Connect Holding II LLC, (TBD) TBD TBD 124,031
201,761 (b),(i) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/26 1,110
178,000 (i) Digicel International Finance Limited, Term Loan B, (Prime +
4.250%)
11 .500 08/09/32 178,260
756,516 (i) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6 .650 07/01/31 758,248
52,588 (i) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6 .413 09/20/30 49,944
535,174 (i) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .628 04/15/30 532,501
261,692 (i) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .163 06/01/28 266,953
155,000 (i),(n) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7 .210 12/07/26 124,000
83,000 (i) Windstream Services LLC, (CME Term SOFR 1 Month + 4.000%) 8 .136 09/27/32 82,326
21,225 (i) Zayo Group Holdings Inc, (CME Term SOFR 1 Month + 4.250%) 8 .338 03/09/27 21,295
1,058,534 (i),(n) Zayo Group Holdings, Inc., Term Loan, (CME Term SOFR 1
Month + 3.000%)
7 .278 03/09/27 1,046,381
212,060 (i) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .765 04/28/28 211,758
TOTAL TELECOMMUNICATION SERVICES 4,259,723
TRANSPORTATION - 0.3%
162,638 (i) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .166 03/21/31 162,893
105,286 (i) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .575 04/20/28 105,250
121,403 (i) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.750%)
6 .931 07/01/31 121,758
185,514 (i) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .663 07/01/31 185,838
98,315 (i) First Student Bidco Inc, Term Loan B, (TSFR3M + 2.500%) 6 .711 08/15/30 98,512
17,989 (i) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%) 6 .711 08/15/30 18,030
339,883 (i) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .663 09/23/31 340,231
131,658 (i) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .278 03/31/28 129,203
156,000 (i) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.750%) 7 .079 04/12/32 156,137
97,627 (i) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6 .196 02/24/31 98,054
83,011 (i) WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.250%) 7 .252 02/14/31 83,211
TOTAL TRANSPORTATION 1,499,117
UTILITIES - 0.3%
117,000 (i) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7 .476 10/28/31 117,965
65,567 (i) Invenergy Thermal Operating I LLC, Term Loan B, (TSFR3M +
3.500%)
7 .667 05/06/32 66,195
4,688 (i) Invenergy Thermal Operating I LLC, Term Loan C, (TSFR3M +
3.500%)
7 .502 05/06/32 4,732

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
98,159 (i) Kestrel Acquisition, LLC, Term Loan B, (Prime + TSFR3M +
3.000%)
8 .626% 11/06/31 $ 98,609
62,342 (i) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 6 .064 04/16/31 62,418
699,713 (i) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6 .733 12/15/31 701,536
268,565 (i) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .733 05/17/30 269,285
2,826 (i) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5 .913 12/20/30 2,834
TOTAL UTILITIES 1,323,574
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $53,969,016) 53,967,520
TOTAL LONG-TERM INVESTMENTS
(Cost $585,264,274) 667,100,868
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8%(2.0% of Total Investments)
13428484 REPURCHASE AGREEMENTS - 2.8% (2.0% of Total Investments) 13428484
8,825,000 (q) Fixed Income Clearing Corporation 4 .150 10/01/25 8,825,000
4,603,484 (r) Fixed Income Clearing Corporation 1 .260 10/01/25 4,603,484
TOTAL REPURCHASE AGREEMENTS
(Cost $13,428,484) 13,428,484
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,428,484) 13,428,484
TOTAL INVESTMENTS - 143.3%
(Cost $598,692,758) 680,529,352
BORROWINGS - (35.3)% (s),(t) (167,786,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (7.4)%(u) (35,005,880)
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (2,712,457)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 475,025,015
ADR American Depositary Receipt
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
ETF Exchange-Traded Fund
EUR Euro
GDR Global Depositary Receipt
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Inter-Bank Offered Rate
M Month
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
RON Romanian Leu
S&P Standard & Poor's

Portfolio of Investments September 30, 2025
(continued)
NMAI

Principal denominated in U.S. Dollars, unless otherwise noted.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $111,905,366 or 16.4% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $91,445,231.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Perpetual security. Maturity date is not applicable.
(h) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
3.8% of Total Investments.
(i) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j) When-issued or delayed delivery security.
(k) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.1% of Total Investments.
(l) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $37,853,134 have been pledged as collateral for reverse repurchase agreements.
(m) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(n) Portion of investment purchased on a delayed delivery basis.
(o) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(p) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(q) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $8,826,017 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $9,001,518.
(r) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $4,603,645 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 1.375%–1.875% and maturity dates 2/28/27–7/15/33, valued at
$4,695,618.
(s) Borrowings as a percentage of Total Investments is 24.7%.
(t) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $277,265,826 have been pledged as collateral for borrowings.
(u) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 5.1%.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 166,978 $ 196,434 Bank of America, N.A. 10/10/25 $ (297)
$ 264,441 EUR 224,973 Bank of America, N.A. 10/10/25 $ 182
$ 909,608 EUR 770,578 Bank of America, N.A. 10/10/25 4,467
EUR 211,711 $ 248,884
Morgan Stanley Capital Services
LLC 10/10/25 (203)
Total         $4,149
Total unrealized appreciation on forward foreign currency contracts         $4,649
Total unrealized depreciation on forward foreign currency contracts         $(500)
EUR Euro
NMAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 2,047,914 $ 219,938 $ 2,267,852
Common Stocks 231,752,685 91,502,039 1,240 323,255,964
Corporate Bonds – 91,654,477 – 91,654,477
Emerging Market Debt and Foreign Corporate Bonds – 68,801,301 531,875 69,333,176
Exchange-Traded Funds 35,922,399 64,006 – 35,986,405
Mortgage-Backed Securities – 60,612,259 – 60,612,259
Preferred Stock 5,177,836 – – 5,177,836
U.S. Government and Agency Obligations – 24,845,379 – 24,845,379
Variable Rate Senior Loan Interests – 53,926,538 40,982 53,967,520
Short-Term Investments:
Repurchase Agreements – 13,428,484 – 13,428,484
Investments in Derivatives:
Forward Foreign Currency Contracts* – 4,149 – 4,149
Total $ 272,852,920 $ 406,886,546 $ 794,035 $ 680,533,501
* Represents net unrealized appreciation (depreciation).